MML Clinton Limited Term Municipal Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 102.7%
Municipal Obligations — 102.7%
Alabama — 3.4%
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	$2,000,000	$2,136,255
Arizona — 3.6%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 1/01/31 (a)	1,000,000	1,075,133
Revenue Bonds, Series D, 5.000% 12/01/34	1,000,000	1,123,853
		2,198,986
California — 3.5%
California Community Choice Financing Authority, Revenue Bonds, Series E,
5.000% 7/01/35	1,465,000	1,612,585
California Enterprise Development Authority, Revenue Bonds, Series A,
5.000% 7/01/33	500,000	557,283
		2,169,868
Florida — 3.3%
Capital Trust Authority, FL, Revenue Bonds, Series A,
5.000% 12/01/30	1,900,000	2,052,176
Georgia — 5.1%
Dalton Whitfield County Joint Development Authority, GA, Revenue Bonds,
5.000% 8/15/27	2,800,000	2,872,818
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	150,551
Revenue Bonds, 5.000% 10/01/27	150,000	153,198
		3,176,567
Illinois — 9.8%
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,330,843
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1,
5.000% 11/01/28	1,225,000	1,234,124
State of Illinois, General Obligation,
5.000% 2/01/33	2,250,000	2,482,739
		6,047,706
Indiana — 6.9%
Franklin Community School Corp., IN, General Obligation,
5.000% 7/15/27	1,500,000	1,536,551
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,500,000	1,633,113

MML Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Valparaiso 21st Century School Building Corp., IN, Revenue Bonds,
5.000% 1/15/32	$1,000,000	$1,104,645
		4,274,309
Louisiana — 0.4%
Louisiana Public Facilities Authority, Revenue Bonds, Series 2025A,
5.000% 5/15/30	250,000	268,190
Nebraska — 2.5%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,571,302
Nevada — 4.3%
County of Clark, NV, Passenger Facility Charge Revenue, Revenue Bonds, Series E,
5.000% 7/01/26	2,680,000	2,680,000
New Jersey — 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,312,426
New York — 13.9%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,178,632
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,716,904
New York City Municipal Water Finance Authority, NY
Revenue Bonds, 2.900% VMIG1 6/15/43	200,000	200,000
Revenue Bonds, Series AA1, 2.900% VMIG1 6/15/50	1,500,000	1,500,000
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series A4,
2.900% VMIG1 8/01/39	3,025,000	3,025,000
		8,620,536
Pennsylvania — 7.5%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,320,000	2,331,533
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	522,834
Revenue Bonds, 5.000% 2/01/37	525,000	541,073
Philadelphia Gas Works Co., PA, Revenue Bonds,
5.000% 8/01/26	1,250,000	1,252,107
		4,647,547
South Carolina — 7.6%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A,
5.000% 11/01/31	2,100,000	2,305,888
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,136,392
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,248,378
		4,690,658

MML Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Texas — 22.2%
Canutillo Independent School District, TX, General Obligation,
5.000% 8/15/30	$1,415,000	$1,539,004
Central Texas Turnpike System, Revenue Bonds, Series C,
5.000% 8/15/31	1,800,000	1,979,618
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A,
5.000% 2/15/30	1,990,000	2,122,630
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,390,242
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds,
5.000% 4/01/36	2,815,000	2,977,365
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.000% 1/01/36	2,350,000	2,488,614
Texas State University System, Revenue Bonds, Series C,
5.000% 3/15/34 (a)	250,000	277,469
		13,774,942
Washington — 2.6%
State of Washington, General Obligation, Series R,
4.000% 7/01/26	1,600,000	1,600,000
Wisconsin — 4.0%
State of Wisconsin, General Obligation, Series 1,
5.000% 5/01/31 (a)	1,000,000	1,086,468
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	790,440
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	620,789
		2,497,697
TOTAL MUNICIPAL OBLIGATIONS (Cost $63,728,296)		63,719,165
TOTAL BONDS & NOTES (Cost $63,728,296)		63,719,165
TOTAL LONG-TERM INVESTMENTS (Cost $63,728,296)		63,719,165
TOTAL INVESTMENTS — 102.7% (Cost $63,728,296) (b)		63,719,165
Other Assets/(Liabilities) — (2.7)%		(1,648,057)
NET ASSETS — 100.0%		$62,071,108

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Clinton Municipal Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.5%
Municipal Obligations — 99.5%
Alabama — 7.1%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,446,843
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	2,000,000	2,136,255
		4,583,098
Arizona — 1.7%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,123,853
California — 0.9%
California Enterprise Development Authority, Revenue Bonds, Series A,
5.000% 7/01/33	500,000	557,283
Florida — 7.1%
North Sumter County Utility Dependent District, FL, Revenue Bonds,
5.000% 10/01/32	2,705,000	2,906,303
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A,
5.000% 10/01/41	575,000	629,403
Palm Beach County Health Facilities Authority, FL, Revenue Bonds,
5.000% 11/15/42	1,000,000	1,057,429
		4,593,135
Illinois — 11.0%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,394,817
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,330,843
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,405,496
		7,131,156
Indiana — 3.5%
Concord Community Schools Building Corp., IN, Revenue Bonds,
5.000% 7/15/42	1,000,000	1,083,239
Indiana Finance Authority, Revenue Bonds, Series D,
5.000% 10/01/63	1,105,000	1,203,060
		2,286,299
Louisiana — 1.7%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds,
5.000% 11/01/36	1,000,000	1,124,302

MML Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Maryland — 1.0%
County of Prince George’s, MD, General Obligation, Series A,
5.000% 8/01/35	$555,000	$635,388
Massachusetts — 1.1%
Massachusetts Development Finance Agency, Revenue Bonds, Series R,
5.000% 12/01/39 (a)	615,000	672,884
Michigan — 2.0%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,261,758
Nebraska — 2.4%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,571,302
New Jersey — 2.0%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,312,426
New York — 13.7%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,400,707
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,222,942
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A,
5.250% 11/15/27	1,405,000	1,418,971
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,049,424
Revenue Bonds, Series E, 5.000% 11/01/44	1,615,000	1,757,439
		8,849,483
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series B,
2.850% VMIG1 1/15/38	1,100,000	1,100,000
Oklahoma — 0.7%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	476,432
Pennsylvania — 6.3%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,311,434
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	830,149
Revenue Bonds, 5.000% 2/01/41	900,000	912,154
		4,053,737
South Carolina — 3.5%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,136,393

MML Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Revenue Bonds, Series A, 5.000% 12/01/40	$1,000,000	$1,106,886
		2,243,279
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	1,000,000	1,080,779
Texas — 28.5%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,563,563
Central Texas Turnpike System, TX, Revenue Bonds, Series C,
5.000% 8/15/32	1,115,000	1,240,089
Clifton Higher Education Finance Corp., TX
Revenue Bonds, Series A, 5.000% 2/15/34	1,000,000	1,108,031
Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,282,795
Revenue Bonds, 5.000% 8/15/36	1,115,000	1,242,109
Conroe Independent School District, TX, General Obligation,
5.000% 2/15/35	1,000,000	1,147,262
County of Parker, TX, General Obligation,
4.000% 2/15/40	1,600,000	1,613,019
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds,
5.000% 8/15/38	1,000,000	1,091,108
Hurst-Euless-Bedford Independent School District, TX, General Obligation,
4.000% 8/15/40	2,000,000	2,022,586
Montgomery Independent School District, TX, General Obligation, Series B,
5.000% 2/15/41	1,110,000	1,210,171
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,390,241
Texas Water Development Board, Revenue Bonds, Series A,
5.000% 10/15/39	2,210,000	2,465,131
		18,376,105
Virginia — 1.9%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,215,000	1,250,462
TOTAL MUNICIPAL OBLIGATIONS (Cost $64,348,356)		64,283,161
TOTAL BONDS & NOTES (Cost $64,348,356)		64,283,161
TOTAL LONG-TERM INVESTMENTS (Cost $64,348,356)		64,283,161
Short-Term Investments — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	213,359	213,359

MML Clinton Municipal Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $213,359)	$213,359
TOTAL INVESTMENTS — 99.9% (Cost $64,561,715) (c)	64,496,520
Other Assets/(Liabilities) — 0.1%	92,350
NET ASSETS — 100.0%	$64,588,870

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed delivery or forward commitment basis.
(b)	Maturity value of $213,371. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $217,744.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Clinton Municipal Credit Opportunities Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 101.4%
Municipal Obligations — 101.4%
Alabama — 6.1%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/42	$2,250,000	$2,446,843
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds,
5.000% 10/01/30	1,000,000	1,068,128
		3,514,971
Arizona — 2.0%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 1/01/38 (a)	1,000,000	1,123,081
California — 1.0%
California Enterprise Development Authority, Revenue Bonds, Series A,
5.000% 7/01/33	500,000	557,283
Colorado — 5.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A,
5.500% 4/01/44 (b)	1,000,000	1,010,945
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	2,046,902
		3,057,847
Florida — 8.4%
Florida Development Finance Corp., Revenue Bonds,
4.000% 11/15/38	2,000,000	1,995,922
Greater Orlando Aviation Authority, FL, Revenue Bonds,
5.250% 10/01/43	1,600,000	1,747,847
Palm Beach County Health Facilities Authority, FL, Revenue Bonds,
5.000% 11/15/42	1,010,000	1,068,003
		4,811,772
Georgia — 2.9%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,670,685
Illinois — 11.3%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,742,554
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,330,843
State of Illinois, General Obligation, Series B,
5.000% 5/01/41	2,250,000	2,405,496
		6,478,893

MML Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indiana — 2.8%
Indiana Finance Authority, Revenue Bonds, Series A,
5.500% 3/01/44	$1,500,000	$1,586,486
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Revenue Bonds, Series R,
5.000% 12/01/45 (a)	500,000	527,292
Missouri — 1.8%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A,
5.000% 8/15/39	1,000,000	1,034,404
Nebraska — 3.7%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,095,069
New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A,
0.000% 12/15/37	1,030,000	670,199
New York — 23.3%
Build NYC Resource Corp., NY, Revenue Bonds, Series A,
5.500% 6/01/56 (b)	1,000,000	1,002,726
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,400,707
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A,
5.000% 7/01/51	2,375,000	2,383,280
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,227,915
Metropolitan Transportation Authority, NY
Revenue Bonds, Series B, 5.000% 11/15/43	800,000	871,842
Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,576,406
New York State Dormitory Authority
Revenue Bonds, 5.000% 7/01/40	1,850,000	1,969,634
Revenue Bonds, 5.000% 5/01/43	525,000	566,545
New York Transportation Development Corp., Revenue Bonds,
6.000% 6/30/50	300,000	322,751
		13,321,806
North Carolina — 7.0%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series B,
2.850% VMIG1 1/15/38	2,000,000	2,000,000
North Carolina Medical Care Commission, Revenue Bonds, Series A,
5.125% 10/01/54	2,000,000	2,020,820
		4,020,820
Pennsylvania — 5.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	486,482
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,460,576

MML Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (b)	$1,000,000	$1,018,622
		2,965,680
South Carolina — 5.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A,
5.250% 11/01/43	1,150,000	1,262,853
South Carolina Public Service Authority, Revenue Bonds, Series A,
5.250% 12/01/50	1,750,000	1,856,701
		3,119,554
Tennessee — 3.8%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	2,000,000	2,144,489
Texas — 9.2%
Arlington Higher Education Finance Corp., TX, Revenue Bonds,
5.750% 6/15/55 (b)	1,000,000	1,019,173
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.000% 1/01/36	2,115,000	2,239,753
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	2,000,000	2,007,521
		5,266,447
TOTAL MUNICIPAL OBLIGATIONS (Cost $58,038,899)		57,966,778
TOTAL BONDS & NOTES (Cost $58,038,899)		57,966,778
TOTAL LONG-TERM INVESTMENTS (Cost $58,038,899)		57,966,778
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	177,550	177,550
TOTAL SHORT-TERM INVESTMENTS (Cost $177,550)		177,550
TOTAL INVESTMENTS — 101.7% (Cost $58,216,449) (d)		58,144,328
Other Assets/(Liabilities) — (1.7)%		(973,514)
NET ASSETS — 100.0%		$57,170,814

MML Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $4,051,466 or 7.09% of net assets.
(c)	Maturity value of $177,559. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $181,105.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 1.6%
Common Stock — 1.6%
Communication Services — 0.0%
Learfield Communications, Inc. (a)	2,805	$8,415
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	40,025	—
		8,415
Consumer Discretionary — 0.7%
HRN Bidco AS (a)	10,600	396,222
Hurtigruten (a) (c)	4,198	156,919
HX Bidco AS (a)	2,135	28
Serta Simmons, Inc. (a)	22,009	172,396
		725,565
Consumer Staples — 0.7%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	714,894
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.1%
Travelex Topco Ltd. (a) (b) (c)	3,524	156,312
Materials — 0.1%
Pretium PKG Holdings, Inc. (a)	2,499	46,544
SI Group, Inc. (a)	3,433	25,748
		72,292
TOTAL COMMON STOCK (Cost $1,678,543)		1,677,478
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	5,320

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Veritas Kapital Assurance PLC, Series G-1 (a)	184	$3,588
		8,908
TOTAL PREFERRED STOCK (Cost $7,063)		8,908
TOTAL EQUITIES (Cost $1,685,606)		1,686,386
	Principal Amount
Bonds & Notes — 93.1%
Bank Loans — 84.8%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.758% VRN 8/23/28 (d)	$436,761	436,372
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.769% VRN 2/03/33 (d)	497,585	493,022
		929,394
Aerospace & Defense — 0.9%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/27/32 (d)	262,055	261,771
TransDigm, Inc.
2023 Term Loan J, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 2/28/31 (d)	347,546	347,588
2024 Term Loan L, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/19/32 (d)	373,106	373,125
		982,484
Apparel — 0.3%
Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 8/26/31 (d)	303,737	304,007
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/28/32 (d)	336,719	336,719
Banks — 0.8%
Ascensus Group Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 11/25/32 (d)	816,447	796,378
Beverages — 0.8%
Primo Brands Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 3/31/31 (d)	450,588	452,480

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sazerac Co., Inc., Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.630% VRN 7/09/32 (d)	$383,090	$382,293
		834,773
Biotechnology — 1.2%
Advanz Pharma Corp., 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250%
6.429% VRN 10/22/31 EUR (d) (e)	300,000	326,615
Genmab AS, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.732% VRN 12/13/32 (d)	227,920	227,635
Grifols Worldwide Operations USA, Inc., 2026 USD Term Loan B, 6 mo. USD Term SOFR + 2.500%
6.187% VRN 4/14/33 (d)	679,135	680,494
		1,234,744
Building Materials — 1.3%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.250%
8.894% VRN 7/08/30 (d)	129,350	113,325
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.916% VRN 5/31/30 (d)	601,077	600,272
Gibraltar Industries, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.869% - 5.875% VRN 2/02/33 (d)	252,137	251,507
Groundworks LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.652% VRN 3/14/31 (d)	201,060	199,970
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 3/28/31 (d)	88,467	87,199
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.982% VRN 8/05/31 (d)	79,408	71,586
		1,323,859
Chemicals — 3.4%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.413% VRN 9/09/31 (d)	173,212	173,573
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
7.092% VRN 12/18/28 EUR (d) (e)	1,000,000	398,767
BASF Coatings, EUR Term Loan B,
0.000% 5/06/33 EUR (e) (f)	500,000	571,620
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd Lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash
2.268% VRN 12/29/28 EUR (d) (e)	306,498	13,423
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash
2.268% VRN 12/29/28 EUR (d) (e)	229,835	188,640
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
3.766% VRN 12/30/27 (d)	1,438,732	1,034,088
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
3.766% VRN 12/31/27 (d)	1,918,626	69,550

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
INEOS Styrolution Group GmbH, 2020 EUR Term Loan,
0.000% 1/29/27 EUR (e) (f)	$441,917	$501,991
Nouryon Finance BV, 2024 USD Term Loan B2, 6 mo. USD Term SOFR + 3.250%
6.937% VRN 4/03/28 (d)	213,229	212,897
Paint Intermediate III LLC, 2024 Term Loan B,
0.000%10/09/31 (f)	259,854	260,343
PMHC II, Inc., 2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.049% VRN 4/30/30 (d)	73,658	10,251
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6 mo. USD Term SOFR + 2.750%
6.350% VRN 1/31/29 (d)	118,551	118,620
		3,553,763
Commercial Services — 8.3%
Astro Acquisition LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 8/30/32 (d)	153,935	153,935
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.657% VRN 10/16/31 (d)	647,858	646,912
BIFM US Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 5/31/28 (d)	217,702	218,247
Boluda Towage SL, 2026 EUR Term Loan B,
0.000% 6/24/33 EUR (e) (f)	500,000	574,156
CompoSecure Holdings LLC, Term Loan, 3 mo. USD Term SOFR + 2.250%
5.918% VRN 1/14/33 (d)	318,691	316,575
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 10/01/31 (d)	151,066	150,929
Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 2/09/33 (d)	884,575	880,816
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 2/21/31 (d)	178,754	178,754
Fugue Finance BV, 2026 EUR Term Loan B, 3 mo. EURIBOR + 2.750%
4.979% VRN 1/09/32 EUR (d) (e)	1,000,000	1,140,463
ION Platform Finance US, Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.482% VRN 10/07/32 (d)	145,276	103,073
Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.732% VRN 11/03/31 (d)	401,404	401,906
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 6 mo. USD Term SOFR + 3.000%
6.669% VRN 5/04/28 (d)	623,323	621,933
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, 1 mo. USD Term SOFR + 3.500%
7.143% VRN 11/01/30 (d)	89,225	18,291
2026 Exchange FLFO Term Loan B, 3 mo. USD Term SOFR + 5.250%
8.946% VRN 11/01/30 (d) (f)	5,599	877
2026 Exchange FLTO Term Loan, 1 mo. USD Term SOFR + 7.000%
10.796% VRN 11/03/31 (d)	144,557	17,347

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Parexel International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 12/12/31 (d)	$328,807	$328,807
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.500%
2.500% VRN 12/16/32 (d) (f)	6,247	6,255
2025 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 12/16/32 (d) (f)	266,436	266,769
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 11/19/31 (d)	630,758	621,909
Shift4 Payments LLC, 2025 Repriced Term Loan B,
0.000% 7/03/32 (f)	437,500	435,496
Spin Holdco, Inc., 2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 9/04/30 (d)	272,697	204,234
Tunstall Group Holdings Ltd., 2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25-6/19/26, Cost $52,679), 1 wk. EURIBOR + 12.000%, PIK 0.000%, Cash
14.104% - 14.104% VRN 12/18/26 EUR (b) (c) (d) (e) (g)	48,224	49,976
United Talent Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.637% VRN 6/10/32 (d)	151,165	151,449
Upbound Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.425% VRN 8/13/32 (d)	251,769	251,875
Verisure Holding AB, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.250%
4.449% VRN 11/03/32 EUR (d) (e)	500,000	574,025
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/30/31 (d)	393,067	392,411
		8,707,420
Computers — 2.3%
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 2/03/31 (d)	317,138	311,481
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.482% VRN 6/30/32 (d)	451,711	450,807
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.375% VRN 12/09/31 (d)	191,723	182,775
Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.624% VRN 6/27/31 (d)	153,613	152,461
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.744% VRN 8/28/28 (d)	680,756	327,614
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 3/01/29 (d)	617,068	546,105
Ping Identity Corp., 2025 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.375% VRN 11/15/32 (d)	149,733	145,615
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.732% VRN 10/29/32 (d)	230,317	225,782

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
7.925% VRN 4/24/28 (d)	$127,877	$97,293
		2,439,933
Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 3/01/28 (d)	214,570	213,604
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 12/29/32 (d)	312,716	308,547
Fluid-Flow Products, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 3/04/33 (d)	100,456	100,755
		409,302
Diversified Financial Services — 1.8%
CPI Holdco B LLC, 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 5/19/31 (d)	247,373	246,265
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 9/15/31 (d)	507,054	494,124
GTCR Everest Borrower LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 9/05/31 (d)	186,095	185,194
IMC Financing LLC, 2026 Term Loan B,
0.000% 6/18/32 (f)	192,610	192,369
Jupiter Borrower, Inc., Fungible Add on Term Loan B,
0.000% 3/25/33 (f)	419,355	418,483
Orion US Finco, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
7.169% VRN 10/08/32 (d)	252,796	252,741
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 1.750%
5.482% VRN 9/23/32 (d)	119,433	118,855
		1,908,031
Electric — 1.8%
Alpha Generation LLC
Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.394% VRN 9/30/31 (d)	219,186	216,952
2026 Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.394% VRN 6/10/33 (d)	250,000	246,798
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.666% VRN 12/15/27 (d)	700,101	697,328
EFS Cogen Holdings I LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 10/03/31 (d)	160,373	160,493

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.732% VRN 5/01/31 (d)	$180,974	$181,088
Pathfinder Power LLC, Term Loan B,
0.000% 6/22/33 (f)	334,928	334,091
		1,836,750
Electrical Components & Equipment — 0.7%
Belden, Inc., Term Loan,
0.000% 6/10/33 (f)	113,315	113,315
Trench Group GmbH, 2026 EUR Term Loan B,
0.000% 6/10/33 EUR (e) (f)	500,000	572,968
		686,283
Electronics — 1.0%
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.620% VRN 12/02/31 (d)	401,191	401,910
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 3/17/32 (d)	110,397	110,328
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.500%
6.182% VRN 10/01/32 (d)	280,931	281,282
Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.500%
6.346% VRN 2/28/33 (d)	255,527	254,913
		1,048,433
Engineering & Construction — 1.9%
Brown Group Holding LLC
Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 7/01/31 (d)	187,239	187,629
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
6.144% VRN 7/01/31 (d)	296,800	297,366
Construction Partners, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.637% VRN 11/03/31 (d)	150,677	150,482
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 7/09/32 (d) (f)	310,944	311,332
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 9/24/32 (d)	455,494	454,925
KKR Apple Bidco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 9/23/31 (d)	352,371	352,526
Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.902% VRN 3/15/32 (d)	232,562	232,464
		1,986,724

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 4.6%
Banijay Entertainment SAS, 2026 EUR Term Loan B,
0.000% 6/24/33 EUR (e) (f)	$1,000,000	$1,143,320
CTI Foods Holding Co. LLC
2024 2nd Lien 1st Out Term Loan, 3 mo. USD Term SOFR + 0.000%, PIK 10.000%, Cash
3.898% VRN 4/04/29 (b) (c) (d)	218,704	218,704
2024 2nd Lien 1st Out Incremental TL, 3 mo. USD Term SOFR + 0.000%, PIK 10.000%, Cash
3.898% VRN 4/04/29 (b) (c) (d)	107,803	107,803
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 3/24/32 (d)	259,263	259,133
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.732% VRN 6/04/32 (d)	519,093	516,337
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 4/26/30 (d)	597,600	594,396
Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.639% VRN 4/16/29 (d)	151,108	151,108
Pioneer Opco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 5/16/33 (d)	165,955	166,460
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.674% VRN 4/04/29 (d)	656,573	646,725
Technicolor Creative Studios, Inc.
2023 EUR PIK Reinstated Term Loan B,
0.000% 9/15/26 EUR (b) (c) (d) (e) (h)	272,528	—
EUR Tranche 4 Term Loan,
0.000% 3/31/27 EUR (b) (c) (d) (e) (h)	45,514	—
EUR PIK Super Senior Term Loan,
0.000% 3/31/27 EUR (b) (c) (d) (e) (h)	110,963	—
EUR PIK Tranche 2 Note Term Loan,
0.000% 3/31/27 EUR (b) (c) (d) (e) (h)	79,190	—
2023 EUR PIK Term Loan,
0.000% 3/28/33 EUR (b) (c) (d) (e) (h)	246,435	—
EUR PIK Tranche 3 Note Term Loan,
0.000% 3/31/27 EUR (b) (c) (d) (e) (h)	39,403	—
TKO Worldwide Holdings LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.750%
5.412% VRN 11/21/31 (d)	135,909	135,399
Voyager Parent LLC, Repriced Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.982% VRN 7/01/32 (d) (f)	311,413	311,322
Vue Entertainment International Ltd.
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 0.000%, Cash
10.458% VRN 6/29/29 EUR (d) (e)	98,368	123,636
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 8.000%
10.458% VRN 12/31/29 EUR (d) (e)	185,237	232,817

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.458% VRN 6/30/27 EUR (d) (e)	$146,160	$168,673
		4,775,833
Environmental Controls — 0.6%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.156% VRN 3/03/32 (d) (f)	352,141	351,965
Madison IAQ LLC, 2026 Term Loan B,
0.000% 5/06/32 (f)	260,260	259,583
		611,548
Food — 1.2%
Chobani LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 10/28/32 (d)	597,000	597,854
CTI Foods Holding Co. LLC
2nd Lien 2nd Out Term Loan, 3 mo. USD Term SOFR + 0.000%, PIK 7.000%, Cash
3.898% VRN 4/04/29 (d)	403,492	403,625
2nd Lien 3rd Out Term Loan, 3 mo. USD Term SOFR + 0.000%, PIK 9.000%, Cash
3.898% VRN 4/04/29 (d)	280,091	266,179
		1,267,658
Gas — 0.1%
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.677% VRN 9/22/32 (d)	109,522	109,467
Hand & Machine Tools — 0.2%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 1.500%
8.250% VRN 9/26/31 (d) (f)	259,932	259,974
Health Care - Products — 0.6%
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 1/15/31 (d)	184,778	185,009
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 6/09/32 (d)	104,762	104,675
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 8/20/32 (d)	342,317	336,326
		626,010
Health Care - Services — 5.1%
Amedes Holding AG, 2021 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.900% VRN 11/20/28 EUR (d) (e)	500,000	503,521
Aveanna Healthcare LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 9/17/32 (d)	372,416	373,600

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Examworks Bidco, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 2/06/33 (d)	$416,367	$416,542
Global Medical Response, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.889% VRN 10/01/32 (d)	224,691	225,192
Hologic, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.995% VRN 4/07/33 (d)	618,656	604,866
Midwest Physician Administrative Services LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.758% VRN 3/12/28 (d)	733,455	727,404
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
8.994% VRN 2/23/29 (d)	701,558	484,075
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.232% VRN 6/30/32 (d)	955,245	953,985
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.732% VRN 9/27/30 (d)	254,065	254,269
Summit Behavioral Healthcare LLC, 2025 FLSO Term Loan, 3 mo. USD Term SOFR + 4.250%
7.982% VRN 12/31/29 (d)	739,143	401,355
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.663% VRN 6/30/28 (d)	165,833	165,834
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-6/26/26, Cost $434,673), 1 wk. EURIBOR + 5.000%, PIK 0.000%, Cash
7.104% VRN 12/20/27 EUR (b) (c) (d) (e) (g)	407,302	66,084
2023 EUR Super Senior Term Loan (Acquired 11/30/23-6/26/26, Cost $173,168), 1 wk. EURIBOR + 12.000%
14.104% VRN 12/18/26 EUR (b) (c) (d) (e) (g)	158,147	163,894
		5,340,621
Home Furnishing — 0.7%
AI Aqua Merger Sub, Inc.
2026 USD Term Loan B,
0.000% 6/24/33 (f)	363,999	363,592
2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
6.119% VRN 7/31/28 (d)	359,100	358,619
		722,211
Insurance — 3.9%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 9/19/31 (d)	618,815	609,960
AmWINS Group, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.732% VRN 1/30/32 (d)	313,613	306,384
Asurion LLC
2024 Term Loan B12, 3 mo. USD Term SOFR + 4.250%
7.913% VRN 9/19/30 (d)	430,786	425,185
2021 Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.250%
9.028% VRN 1/20/29 (d)	412,826	407,460

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/13/31 (d)	$783,238	$754,689
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.922% VRN 6/20/30 (d)	424,324	423,628
Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 9/15/31 (d)	252,247	251,538
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 7/31/31 (d)	746,811	737,103
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 11/21/29 (d)	189,971	189,211
		4,105,158
Internet — 0.7%
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.082% VRN 8/19/28 (d)	133,871	127,764
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
7.894% VRN 5/03/28 (d)	109,321	106,131
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
7.894% VRN 12/31/31 (d)	89,495	77,324
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.732% VRN 8/31/28 (d)	435,918	420,116
		731,335
Investment Companies — 0.6%
AAL Delaware Holdco, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 7/30/31 (d)	251,733	251,680
Emerald Expositions Holding, Inc., 2026 Term Loan,
0.000% 6/17/33 (f)	221,359	220,529
Hurtigruten ASA, 2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
10.234% VRN 8/12/30 EUR (d) (e)	5	5
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.620% VRN 1/30/32 (d)	108,996	109,211
		581,425
Leisure Time — 0.6%
ECG Bidco SAS, 2026 EUR Term Loan B, 6 mo. EURIBOR + 4.000%
6.529% VRN 4/01/33 EUR (d) (e)	458,791	525,525
Hayward Industries, Inc., 2026 Term Loan B,
0.000% 6/23/33 (f)	155,280	155,328
		680,853

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 2.2%
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 8/02/28 (d)	$82,602	$82,498
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 1/17/31 (d)	402,229	401,079
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850%
6.256% VRN 8/17/29 EUR (d) (e)	1,000,000	1,041,834
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 3/14/31 (d)	363,061	362,796
Travel & Leisure Co., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 12/14/29 (d)	302,207	301,621
Turquoise Topco Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.982% VRN 12/30/32 (d)	165,017	161,716
		2,351,544
Machinery - Diversified — 1.3%
Pro Mach Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 10/15/32 (d)	437,602	437,711
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, 3 mo. EURIBOR + 3.000%
5.149% VRN 4/30/30 EUR (d) (e)	800,000	917,325
		1,355,036
Media — 3.5%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.658% VRN 5/02/29 (d)	512,172	80,513
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250%
9.175% VRN 8/02/29 (d)	402,680	404,444
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/03/33 (d)	455,854	455,813
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.470%
6.099% VRN 2/15/32 (d)	608,398	599,600
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
5.740% VRN 4/28/28 (d)	1,000,000	991,500
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
6.967% VRN 3/31/31 (d)	700,000	618,429
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
5.129% VRN 1/31/29 EUR (d) (e)	500,000	565,644
		3,715,943
Metal Fabricate & Hardware — 0.2%
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.157% VRN 6/01/33 (d)	209,330	210,247

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 8/19/30 (d)	$165,773	$166,187
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, 3 mo. USD Term SOFR + 2.250%
5.902% VRN 10/01/32 (d)	144,147	144,418
Packaging & Containers — 4.3%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.819% VRN 4/13/29 (d)	875,393	858,875
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.911% VRN 5/05/29 (d)	669,794	657,517
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.120% VRN 4/15/30 (d)	853,783	840,976
Pretium PKG Holdings, Inc.
2026 1st Out Exit Term Loan, 1 mo. USD Term SOFR + 5.250%
8.870% VRN 3/02/31 (d)	164,847	162,786
2026 2nd Out Takeback Exit Term Loan, 1 mo. USD Term SOFR + 5.750%
9.370% VRN 3/01/32 (d)	162,646	134,861
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
7.652% - 7.666% VRN 3/07/33 (d)	784,210	769,789
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 3/03/31 (d)	248,695	232,141
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.482% VRN 9/15/28 (d)	937,464	897,228
		4,554,173
Pharmaceuticals — 4.2%
AI Sirona (Luxembourg) Acquisition SARL, 2026 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 3.250%
5.541% VRN 1/20/33 EUR (d) (e)	500,000	572,174
Amneal Pharmaceuticals LLC, 2026 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 8/01/32 (d)	589,282	591,127
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.894% VRN 10/08/30 (d)	651,819	631,345
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.832% VRN 10/01/27 (d)	977,556	962,081
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 5/05/28 (d)	361,090	361,842
Nidda Healthcare Holding AG, 2026 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.196% VRN 12/09/32 EUR (d) (e)	1,000,000	1,142,931

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
8.232% VRN 4/16/32 (d)	$147,946	$126,624
		4,388,124
Pipelines — 0.4%
Colossus Acquireco LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.750%
5.370% VRN 1/31/33 (d)	471,698	468,359
Retail — 4.0%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 3 mo. GBP Term SONIA + 4.750%
8.481% VRN 4/29/29 GBP (d) (e)	1,000,000	1,327,856
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 1/28/32 (d)	354,498	350,495
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 1/23/32 (d)	371,875	372,805
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 6/11/31 (d)	705,240	702,321
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 12/16/30 (d)	217,623	217,602
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.502% VRN 6/06/31 (d)	131,864	110,178
QXO, Inc., 2026 Term Loan B,
0.000%6/03/33 (f)	297,767	296,939
Raising Cane’s Restaurants LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.621% VRN 6/06/33 (d)	498,155	495,041
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 10/19/29 (d)	319,275	318,531
		4,191,768
Software — 9.8%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 12/11/28 (d)	246,439	240,005
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 2/15/29 (d) (f)	521,936	520,522
Avalara, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 3/26/32 (d)	198,550	189,764
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 11/25/31 (d)	280,412	271,708
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.416% VRN 7/30/31 (d)	806,683	724,336
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.413% VRN 7/30/32 (d)	335,155	285,998

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Cloud Software Group, Inc.
2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.982% VRN 3/21/31 (d)	$199,740	$174,523
2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.250%
6.982% VRN 8/13/32 (d)	437,488	377,176
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.494% VRN 10/08/28 (d)	136,918	105,573
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.258% VRN 6/02/28 (d)	300,851	297,090
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.508% VRN 10/16/28 (d)	181,333	114,693
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.370% VRN 5/01/31 (d)	659,241	601,973
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 2/04/33 (d)	627,376	570,040
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (f)	252,649	253,192
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 10/09/29 (d)	268,183	258,244
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/30/32 (d)	576,362	550,985
Ivanti Software, Inc.
2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.414% VRN 6/01/29 (d) (e)	176,593	76,376
2025 Newco Term Loan, 3 mo. USD Term SOFR + 5.750%
9.414% VRN 6/01/29 (d)	93,035	89,895
Kaseya, Inc.
2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.913% VRN 3/22/32 (d)	160,476	123,477
2025 2nd Lien Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.663% VRN 3/21/33 (d)	127,241	76,504
Loyalty Ventures, Inc., Term Loan B,
0.000% 11/03/27 (d) (h)	1,440,555	129,650
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.696% VRN 12/15/28 (d)	255,993	126,973
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.767% VRN 12/15/28 (d)	706,971	178,510
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.946% VRN 12/15/28 (d)	77,302	37,988
Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.908% VRN 7/03/31 (d)	323,708	312,918
Mitchell International, Inc.
2026 Add-on Term Loan, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 6/17/31 (d)	736,922	699,877
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.894% VRN 6/17/32 (d)	500,000	455,750
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.925% VRN 6/02/28 (d)	137,029	118,543
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 7/16/31 (d)	792,866	770,793

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 9/08/32 (d)	$387,214	$386,784
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
7.663% VRN 4/05/30 (d)	104,249	82,245
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 5/12/28 (d)	160,672	132,119
SolarWinds Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.000%
7.670% VRN 4/16/32 (d)	194,250	161,956
Sovos Compliance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 8/13/29 (d)	124,836	116,742
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 5/09/31 (d)	274,688	274,059
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.913% VRN 4/12/31 (d)	454,916	436,151
		10,323,132
Telecommunications — 5.6%
Coral-US Co-Borrower LLC, 2025 Term Loan B7, 3 mo. USD Term SOFR + 3.250%
6.923% VRN 1/31/32 (d)	101,622	98,227
Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.402% VRN 11/30/29 (d)	435,961	411,713
Eircom Finco SARL, 2025 EUR Term Loan B6, 1 mo. EURIBOR + 2.750%
4.813% VRN 5/15/32 EUR (d) (e)	1,000,000	1,141,526
Ensono LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.758% VRN 5/26/28 (d)	324,699	317,799
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 9/20/30 (d)	108,644	108,585
Level 3 Financing, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 3/29/32 (d)	750,000	749,767
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.500%
4.813% VRN 1/30/32 EUR (d) (e)	1,000,000	1,146,222
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 10/06/32 (d)	508,769	511,313
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%, PIK 0.500%, Cash
6.758% - 6.758% VRN 3/11/30 (d) (f)	277,496	277,374
Zegona Communications PLC, 2026 EUR Repriced Term Loan B, 6 mo. EURIBOR + 2.250%
4.391% VRN 7/17/29 EUR (d) (e)	1,000,000	1,143,194
		5,905,720

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 1.8%
AGI-CFI Acquisition Corp., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.144% VRN 3/25/33 (d)	$323,363	$320,669
First Student Bidco, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 8/15/30 (d)	584,348	584,348
Genesee & Wyoming, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750%
5.482% VRN 4/10/31 (d)	302,115	300,680
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 1/25/29 (d)	275,350	275,579
Stonepeak Nile Parent LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.657% VRN 4/09/32 (d)	423,729	422,407
		1,903,683
TOTAL BANK LOANS (Cost $96,831,524)		89,023,028
Corporate Debt — 8.3%
Advertising — 0.6%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250%
6.533% FRN 2/15/30 EUR (d) (e) (i)	600,000	599,750
Building Materials — 0.1%
PCF GmbH
4.750% 4/15/29 EUR (e) (i)	100,000	51,682
Commercial Services — 0.7%
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (i)	100,000	107,989
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.150% FRN 7/15/32 EUR (d) (e) (i)	250,000	287,260
Travelex Issuerco 2 PLC, (Acquired 5/07/24-5/05/26, Cost $296,590), PIK 3.000%, Cash
3.010% 3/31/29 GBP (b) (c) (e) (g) (i)	235,158	311,925
		707,174
Computers — 0.9%
Atos Group
5.200% STEP 12/18/30 EUR (e) (i)	194,420	223,500
8.125% 5/21/31 EUR (e) (i)	380,000	429,226
9.360% STEP 12/18/29 EUR (e) (i)	243,803	319,410
		972,136
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS
5.500% 3/31/32 EUR (e) (i)	100,000	117,799

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.4%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (e)	$250,000	$288,234
8.000% 9/11/27 EUR (e) (i)	100,000	114,327
TFP Realisations PLC, (Acquired 1/13/20, Cost $274,579),
8.000% 5/15/22 EUR (e) (g) (h) (i) (j)	250,000	1,071
		403,632
Electric — 0.2%
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (e) (i)	200,000	233,284
Engineering & Construction — 0.2%
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (e) (i)	100,000	131,642
Heathrow Finance PLC
4.125% STEP 9/01/29 GBP (e) (i)	100,000	124,569
		256,211
Environmental Controls — 0.1%
Luna 2 5 SARL
5.500% 7/01/32 EUR (e) (i)	100,000	115,871
Food — 0.9%
Froneri Lux FinCo SARL
4.750% 8/01/32 EUR (e) (i)	800,000	892,084
Forest Products & Paper — 0.3%
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (i)	250,000	289,797
Health Care - Services — 0.2%
Mehilainen Yhtiot OYJ 3 mo. EURIBOR + 3.375%
5.666% FRN 6/30/32 EUR (d) (e) (i)	190,000	218,599
Internet — 0.3%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.651% FRN 2/15/29 EUR (d) (e) (i)	300,000	207,286
United Group BV 3 mo. EURIBOR + 3.250%
5.533% FRN 1/31/33 EUR (d) (e) (i)	100,000	114,668
		321,954
Leisure Time — 0.0%
HX Holdings Co. Ltd.
7.000% STEP 2/12/30 EUR (e)	21,464	16,677
Lodging — 0.2%
TVL Finance PLC
10.250% 4/28/28 GBP (e) (i)	150,000	190,168
Machinery - Diversified — 0.0%
Galapagos SA
1.000% 6/15/21 EUR (e) (h) (i) (j)	20,000	114

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.9%
Grifols SA
7.125% 5/01/30 EUR (e) (i)	$829,000	$985,141
Retail — 0.1%
Boots Group Finco LP
7.375% 8/31/32 GBP (e) (i)	100,000	136,962
House of Fraser Funding
1.000% 9/15/20 GBP (c) (e) (h) (i) (j)	300,000	199
		137,161
Telecommunications — 2.1%
Altice France SA
7.250% 11/01/29 EUR (e) (i)	494,868	570,292
Fibercop SpA
5.125% 6/30/32 EUR (e) (i)	400,000	469,567
Odido Holding BV
3.750% 1/15/29 EUR (e) (i)	250,000	285,386
PLT VII Finance SARL
3 mo. EURIBOR + 2.750% 5.074% FRN 6/15/31 EUR (d) (e) (i) (k)	230,000	262,929
3 mo. EURIBOR + 3.500% 5.901% FRN 6/15/31 EUR (d) (e) (i)	211,538	241,704
TDC Net AS
4.625% 10/22/33 EUR (e) (i)	100,000	115,905
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (i)	250,000	272,056
		2,217,839
TOTAL CORPORATE DEBT (Cost $9,380,606)		8,727,073
TOTAL BONDS & NOTES (Cost $106,212,130)		97,750,101
TOTAL LONG-TERM INVESTMENTS (Cost $107,897,736)		99,436,487
Short-Term Investments — 9.5%
Repurchase Agreement — 9.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (l)	9,923,739	9,923,739
TOTAL SHORT-TERM INVESTMENTS (Cost $9,923,739)		9,923,739
TOTAL INVESTMENTS — 104.2% (Cost $117,821,475) (m)		109,360,226
Other Assets/(Liabilities) — (4.2)%		(4,450,578)
NET ASSETS — 100.0%		$104,909,648

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $1,946,710 or 1.86% of net assets.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2026, where the rate may not be determined until the time of settlement.
(g)	Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $592,950 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $131,034 or 0.12% of net assets.
(i)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $8,422,162 or 8.03% of net assets.
(j)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of June 30, 2026.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(l)	Maturity value of $9,924,290. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $10,122,317.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/20/26	USD	2,868,193	GBP	2,135,660	$35,386
BNP Paribas SA	7/20/26	USD	296,985	NOK	2,909,188	3,156
Morgan Stanley & Co. LLC	7/20/26	EUR	1,910,206	USD	2,200,505	(16,312)
Morgan Stanley & Co. LLC	7/20/26	USD	272,755	NOK	2,597,000	10,457
Morgan Stanley & Co. LLC	7/20/26	USD	25,760,726	EUR	22,183,974	394,841
						$427,528

Currency Legend
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

MML Barings Unconstrained Income Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 0.6%
Common Stock — 0.6%
France — 0.0%
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	146	$—
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	—
Luxembourg — 0.0%
SI Group, Inc. (b)	4,941	37,058
Norway — 0.2%
HRN Bidco AS (b)	5,296	197,961
Hurtigruten (b) (c)	2,099	78,460
HX Bidco AS (b)	1,067	14
		276,435
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.3%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	415,398
		415,398
United States — 0.1%
Pretium PKG Holdings, Inc. (b)	331	6,165
Serta Simmons, Inc. (b)	14,736	115,427
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		121,592
TOTAL COMMON STOCK (Cost $692,183)		850,483
Preferred Stock — 0.0%
United States — 0.0%
Veritas Kapital Assurance PLC, Series G (b)	1,017	20,340

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veritas Kapital Assurance PLC, Series G-1 (b)	702	$13,689
		34,029
TOTAL PREFERRED STOCK (Cost $26,980)		34,029
TOTAL EQUITIES (Cost $719,163)		884,512
	Prinipal Amount
Bonds & Notes — 93.1%
Bank Loans — 32.7%
Belgium — 0.2%
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
5.740% VRN 4/28/28 (d) (e)	$309,472	306,841
Canada — 0.6%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.413% VRN 10/20/31 (d)	462,608	371,243
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 9/24/32 (d)	152,647	152,456
NorthRiver Midstream Finance LP, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.942% VRN 8/16/30 (d)	314,950	314,912
		838,611
Denmark — 0.4%
Auris Luxembourg III SARL, 2025 EUR Term Loan B, 6 mo. EURIBOR + 3.750%
6.193% VRN 2/28/29 EUR (d) (f)	500,000	569,929
France — 1.7%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
7.092% VRN 12/18/28 EUR (d) (f)	500,000	199,384
Banijay Entertainment SAS, 2026 EUR Term Loan B,
0.000% 6/24/33 EUR (e) (f)	1,500,000	1,714,979
ECG Bidco SAS, 2026 EUR Term Loan B, 6 mo. EURIBOR + 4.000%
6.529% VRN 4/01/33 EUR (d) (f)	462,493	529,765
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.744% VRN 8/28/28 (d)	149,255	71,829
Technicolor Creative Studios
EUR PIK Super Senior Term Loan,
0.000% 3/31/27 EUR (a) (c) (d) (f) (g)	7,820	—
EUR PIK Tranche 2 Note Term Loan,
0.000% 3/31/27 EUR (a) (c) (f) (g)	5,581	—
EUR PIK Tranche 3 Note Term Loan,
18.116% 3/31/27 EUR (a) (c) (f) (g)	2,777	—

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Technicolor Creative Studios
2023 EUR PIK Reinstated Term Loan B,
0.000% 9/15/26 EUR (a) (c) (f) (g)	$90,843	$—
2023 EUR PIK Term Loan,
0.000% 3/28/33 EUR (a) (c) (d) (f) (g)	82,145	—
Technicolor Creative Studios, Inc., EUR Tranche 4 Term Loan,
0.000% 3/31/27 EUR (a) (c) (f) (g)	3,208	—
		2,515,957
Germany — 2.8%
Amedes Holding AG, 2021 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.900% VRN 11/20/28 EUR (d) (f)	500,000	503,521
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2,
0.500%8/29/27	48,317	8,697
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762%
9.425% VRN 8/29/27 (d)	270,749	199,678
CeramTec AcquiCo GmbH, 2026 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.979% VRN 3/16/32 EUR (d) (f)	500,000	573,802
Nidda Healthcare Holding AG, 2026 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.196% VRN 12/09/32 EUR (d) (f)	500,000	571,466
Node AcquiCo GmbH, EUR Term Loan, 3 mo. EURIBOR + 3.500%
5.670% VRN 12/08/32 EUR (d) (f)	500,000	571,911
SGB-SMIT Midco GmbH, EUR Term Loan B, 1 mo. EURIBOR + 3.750%
5.929% VRN 3/10/33 EUR (d) (f)	1,000,000	1,150,815
Techem Verwaltungsgesellschaft 675 GmbH, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.484% VRN 7/15/32 EUR (d) (f)	500,000	571,774
		4,151,664
Ireland — 0.1%
Flutter Financing BV, 2025 Term Loan B,
0.000% 6/04/32 (e)	149,622	148,828
Luxembourg — 1.6%
Albion Financing 3 SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 3.000%
5.204% VRN 5/21/31 EUR (d) (f)	510,000	586,246
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
6.920% VRN 1/05/28 EUR (d) (f)	500,000	556,063
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%,PIK 0.750%, Cash
7.916% VRN 9/30/28 (d)	178,127	166,816
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
6.776% VRN 1/31/29 EUR (d) (f)	432,997	432,622
2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.992% VRN 2/15/29 (d)	377,449	321,722

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.677% VRN 6/28/29 (d)	$291,030	$291,030
		2,354,499
Netherlands — 1.7%
Nouryon Finance BV, 2024 USD Term Loan B1,
0.000% 4/03/28 (e)	99,744	99,662
Peer Holding III BV, 2025 EUR Term Loan B6B,
0.000% 7/01/31 EUR (e) (f)	1,000,000	1,144,028
Trivium Packaging BV, EUR Repriced Term Loan, 3 mo. EURIBOR + 3.750%
5.920% VRN 5/28/30 EUR (d) (f)	700,000	802,619
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
5.129% VRN 1/31/29 EUR (d) (f)	450,916	510,116
		2,556,425
Norway — 0.0%
Hurtigruten ASA, 2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
10.234% VRN 8/12/30 EUR (d) (f)	3	3
Spain — 0.5%
Grifols Worldwide Operations USA, Inc., 2026 EUR Term Loan B, 3 mo. EURIBOR + 3.000%
5.198% VRN 4/14/33 EUR (d) (f)	700,000	805,043
United Kingdom — 2.0%
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd Lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%,PIK 6.900%,Cash
2.268% VRN 12/29/28 EUR (d) (f)	458,196	20,067
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%,PIK 0.750%,Cash
6.418% VRN 9/29/28 EUR (d) (f)	563,627	605,765
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%,PIK 6.900%, Cash
3.766% VRN 12/30/27 (d)	114,453	82,263
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%,PIK 6.900%, Cash
3.766% VRN 12/31/27 (d)	152,629	5,533
Froneri Lux FinCo SARL, 2025 EUR Term Loan, 6 mo. EURIBOR + 3.000%
5.149% VRN 9/30/32 EUR (d) (f)	500,000	567,421
Lernen Bidco Ltd., 2025 EUR Term Loan B3, 6 mo. EURIBOR + 3.750%
6.297% VRN 4/25/29 EUR (d) (f)	500,000	570,266
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.041% VRN 11/12/29 EUR (d) (f)	500,000	488,867
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-6/26/26, Cost $391,655), 1 wk. EURIBOR + 5.000%
7.104% VRN 12/20/27 EUR (a) (c) (d) (f) (h)	358,004	58,086
2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25-6/19/26, Cost $46,302), 1 wk. EURIBOR + 12.000%
14.104% VRN 12/18/26 EUR (a) (c) (d) (f) (h)	42,387	43,927

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue Entertainment International Ltd.
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%
10.458% VRN 6/29/29 EUR (d) (f)	$106,483	$133,834
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 8.000%
10.458% VRN 12/31/29 EUR (d) (f)	200,517	252,022
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.458% VRN 6/30/27 EUR (d) (f)	158,216	182,586
		3,010,637
United States — 21.1%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.413% VRN 9/09/31 (d)	251,677	252,201
ACI Rover Parent LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 6/09/33 (d)	302,115	301,284
AGI-CFI Acquisition Corp., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.144% VRN 3/25/33 (d)	226,354	224,469
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.232% VRN 2/03/31 (d)	83,373	81,885
AI Aqua Merger Sub, Inc.
2026 USD Term Loan B,
0.000% 6/24/33 (e)	202,339	202,112
2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
6.119% VRN 7/31/28 (d)	199,500	199,233
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%, 3 mo. USD Term SOFR + 2.250%
5.894% - 5.913% VRN 8/19/31 (d)	113,022	113,010
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.394% VRN 9/30/31 (d)	229,761	227,420
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/11/31 (d)	294,000	285,180
AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.000%
10.639% VRN 1/04/29 (d)	296,512	297,055
American Airlines, Inc.
2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.250%
5.935% VRN 2/15/28 (d)	244,898	242,327
2026 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.666% VRN 5/29/33 (d)	247,703	244,401
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.374% VRN 7/09/31 (d)	193,405	193,365
Aretec Group, Inc., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 8/09/30 (d)	197,508	196,947
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 12/11/28 (d)	136,858	133,284
Ascensus Group Holdings, Inc., 2024 Term Loan B,
0.000% 11/25/32 (e)	249,375	243,245

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Asurion LLC
2026 Term Loan B14, 3 mo. USD Term SOFR + 3.750%
7.413% VRN 2/23/33 (d)	$296,414	$279,740
2022 Term Loan B10, 3 mo. USD Term SOFR + 4.000%
7.763% VRN 8/19/28 (d)	198,486	198,115
2021 Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.250%
9.028% VRN 1/20/29 (d)	88,656	87,504
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 2/15/29 (d)	138,955	138,579
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/27/32 (d)	183,438	183,240
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 1/15/31 (d)	272,128	272,468
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.894% VRN 10/08/30 (d)	271,353	262,830
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 12/29/32 (d)	223,369	220,391
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.657% VRN 10/16/31 (d)	197,508	197,219
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.482% VRN 6/30/32 (d)	144,500	144,211
BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD Term SOFR + 1.750%
5.428% VRN 4/27/33 (d)	153,453	153,376
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.416% VRN 7/30/31 (d)	198,147	177,921
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.413% VRN 7/30/32 (d)	200,000	170,666
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/13/31 (d)	286,643	276,195
Brown Group Holding LLC, 2022 Incremental Term Loan B2,
0.000% 7/01/31 (e)	149,625	149,911
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 2/06/30 (d)	241,766	233,230
Charter NEX US, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.114% VRN 11/29/30 (d)	149,604	149,562
Clarios Global LP, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/28/32 (d)	278,244	278,244
Cloud Software Group, Inc., 2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.982% VRN 3/21/31 (d)	198,003	173,005
Cloudera, Inc., 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
9.744% VRN 10/08/29 (d)	266,667	179,067

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.819% VRN 4/13/29 (d)	$229,430	$225,101
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.332% VRN 6/18/29 (d)	98,735	88,971
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, 1 mo. USD Term SOFR + 4.500%
8.113% VRN 11/17/31 (d)	71,032	72,438
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.508% VRN 10/16/28 (d)	56,663	35,839
Cotiviti Corp.
2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.370% VRN 5/01/31 (d)	292,928	267,481
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
6.370% VRN 3/26/32 (d)	198,496	179,887
CPC Acquisition Corp., Second Lien Term Loan, 3 mo. USD Term SOFR + 7.750%
11.744% VRN 12/29/28 (d)	600,000	27,000
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 10/01/31 (d)	149,623	149,487
Crescent Midstream Operating LLC, Term Loan B,
0.000% 2/18/33 (e)	150,000	150,797
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500%
8.250% VRN 4/15/27 (d)	147,619	103,333
DaVita, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.370% VRN 5/09/31 (d)	318,182	317,536
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 2/04/33 (d)	376,426	342,024
Deep Blue Operating I LLC, Term Loan, 3 mo. USD Term SOFR + 2.250%
5.902% VRN 10/01/32 (d)	100,903	101,093
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 7/09/32 (d)	222,857	223,135
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/03/33 (d)	455,854	455,813
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (e)	200,000	200,430
Emerald Expositions Holding, Inc., 2026 Term Loan,
0.000% 6/17/33 (e)	110,679	110,264
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.916% VRN 5/31/30 (d)	141,819	141,629
Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 2/09/33 (d)	577,486	575,032
First Student Bidco, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 8/15/30 (d)	237,127	237,127
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%,PIK 6.900%,Cash
2.268% VRN 12/29/28 EUR (d) (f)	343,590	282,006

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fluid-Flow Products, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 3/04/33 (d)	$199,500	$200,093
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 1/28/32 (d)	258,383	255,466
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 9/15/31 (d)	107,712	104,965
Franklin Square Holdings LP, 2024 Term Loan B (Acquired 4/18/24, Cost $127,454), 1 mo. USD Term SOFR + 2.250%
5.894% VRN 4/25/31 (d) (h)	127,674	117,620
Freeport LNG Investments LLLP, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.925% VRN 2/11/33 (d)	438,915	439,306
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/30/32 (d)	158,149	151,185
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.156% VRN 3/03/32 (d)	256,593	256,464
Gibraltar Industries, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.869% - 5.875% VRN 2/02/33 (d)	175,773	175,334
Graham Packaging Co., Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 1/26/33 (d)	273,090	273,175
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 1/23/32 (d)	199,494	199,992
Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.414% VRN 9/13/32 (d)	136,377	136,426
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.894% VRN 6/11/31 (d)	200,000	199,172
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, 6 mo. USD Term SOFR + 3.500%
7.230% VRN 2/19/30 (d)	197,494	198,234
Hologic, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.995% VRN 4/07/33 (d)	340,708	333,114
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.922% VRN 6/20/30 (d)	405	404
Hyperion Materials & Technologies, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.677% VRN 8/29/31 (d)	153,542	146,825
International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 4/29/32 (d)	199,001	198,752
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 12/16/30 (d) (e)	307,862	307,831
Ivanti Software, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.414% VRN 6/01/29 (d)	205,909	89,055

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 4/26/30 (d)	$148,496	$147,700
Jackson Generation LLC
0.000%7/08/33 (e)	197,531	197,531
Journey Personal Care Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 3/01/28 (d)	148,864	148,194
Jupiter Borrower, Inc., Term Loan B,
0.000% 3/25/33 (e)	216,346	215,896
Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.732% VRN 11/03/31 (d)	138,189	138,362
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 1/25/29 (d)	149,618	149,743
KKR Apple Bidco LLC, 2025 Term Loan,
0.000% 9/23/31 (e)	199,494	199,581
Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.732% VRN 5/01/31 (d)	100,000	100,063
Level 3 Financing, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.394% VRN 3/29/32 (d) (e)	300,000	299,907
LifePoint Health, Inc., 2024 1st Lien Term Loan B (Acquired 10/15/24, Cost $575,679), 3 mo. USD Term SOFR + 3.750%
7.423% VRN 5/19/31 (d) (h)	575,858	566,501
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.644% VRN 8/18/31 (d)	285,073	285,110
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.620% VRN 12/02/31 (d)	173,129	173,439
LSF12 Helix Parent LLC, USD Term Loan B, 1 mo. USD Term SOFR + 0.000%
3.644% VRN 2/10/33 (d)	181,969	178,395
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 1.500%
8.250% VRN 9/26/31 (d)	193,263	193,294
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 6 mo. USD Term SOFR + 3.000%
6.669% VRN 5/04/28 (d)	162,201	161,840
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 3/01/29 (d)	148,865	131,745
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 6/09/32 (d)	349,206	348,916
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.696% VRN 12/15/28 (d)	469,137	232,692
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.767% VRN 12/15/28 (d)	702,998	177,507
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.946% VRN 12/15/28 (d)	35,848	17,617
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
10.517% VRN 12/17/29 (d)	27,740	5,201

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, 1 mo. USD Term SOFR + 3.500%
7.143% VRN 11/01/30 (d)	$42,737	$8,761
2026 Exchange FLTO Term Loan, 1 mo. USD Term SOFR + 7.000%
10.796% VRN 11/03/31 (d)	71,474	8,577
Midwest Physician Administrative Services LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.758% VRN 3/12/28 (d)	303,530	301,026
Mitchell International, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.894% VRN 6/17/32 (d)	197,802	180,297
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
8.994% VRN 2/23/29 (d)	252,113	173,958
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.769% VRN 2/03/33 (d)	148,309	146,949
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.620% VRN 1/30/32 (d)	213,901	214,322
Orion US Finco, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
7.169% VRN 10/08/32 (d)	187,404	187,363
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.689% VRN 7/06/28 (d)	146,275	138,229
Pathfinder Power LLC, Term Loan B,
0.000%6/22/33 (e)	200,957	200,455
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.500%
6.182% VRN 10/01/32 (d)	125,756	125,913
Pioneer Opco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 5/16/33 (d)	165,955	166,460
Planet US Buyer LLC, 2024 Term Loan B,
0.000%2/07/31 (e)	149,618	150,063
PMHC II, Inc.
2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.049% VRN 4/30/30 (d)	117,063	16,292
2026 3rd Out Term Loan C2, 3 mo. USD Term SOFR + 5.500%
9.149% VRN 4/30/30 (d)	167,314	22,587
Pro Mach Group, Inc., 2026 Term Loan B,
0.000% 10/15/32 (e)	149,625	149,662
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
7.652% - 7.666% VRN 3/07/33 (d)	341,158	334,884
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.732% VRN 8/31/28 (d)	149,617	144,194
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 8/20/32 (d)	146,707	144,140
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.232% VRN 6/30/32 (d)	191,049	190,797
Radnet Management, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.661% VRN 4/18/31 (d) (e)	433,073	432,263
Raising Cane’s Restaurants LLC
2026 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.621% VRN 6/06/33 (d)	166,052	165,014

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 9/18/31 (d)	$236,891	$235,706
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.750%
7.417% VRN 2/20/30 (d) (e)	199,494	199,131
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 9/08/32 (d)	116,164	116,035
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
7.663% VRN 4/05/30 (d)	194,219	153,225
Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.500%
6.346% VRN 2/28/33 (d)	161,421	161,033
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 9/15/32 (d)	197,008	197,114
Sazerac Co., Inc., Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.630% VRN 7/09/32 (d)	223,788	223,322
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.674% VRN 4/04/29 (d)	245,131	241,454
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 7/31/31 (d)	149,622	147,677
Select Medical Corp., 2026 Term Loan B,
0.000%12/31/31(e)	159,893	160,293
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.394% VRN 5/12/28 (d)	174,388	143,398
Spin Holdco, Inc.
2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 9/04/30 (d)	224,198	167,911
2026 First Lien First Out Term Loan, 3 mo. USD Term SOFR + 5.430%
9.096% VRN 9/04/30 (d)	110,627	113,375
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 10/01/32 (d)	174,243	173,590
Stonepeak Nile Parent LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.657% VRN 4/09/32 (d)	150,000	149,532
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500%
6.776% VRN 1/31/29 EUR (d) (f)	67,003	66,945
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.470%
6.099% VRN 2/15/32 (d)	500,000	492,770
Tacala LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 1/31/31 (d)	175,478	175,515
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.663% VRN 6/30/28 (d)	312,060	312,060
Third Coast Infrastructure LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 9/25/30 (d)	319,185	320,682

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TKO Worldwide Holdings LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.750%
5.412% VRN 11/21/31 (d)	$261,351	$260,371
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 2/28/31 (d) (e)	449,618	449,672
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 3/03/31 (d)	149,217	139,285
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.482% VRN 9/15/28 (d)	598,258	572,580
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.732% VRN 10/29/32 (d)	230,317	225,782
United Talent Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.637% VRN 6/10/32 (d)	150,000	150,282
US Fertility Enterprises LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%
6.894% - 6.902% VRN 12/30/32 (d)	139,103	139,306
Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.750%
6.482% VRN 8/26/31 (d)	199,497	199,675
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
6.967% VRN 3/31/31 (d)	700,000	618,429
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
7.925% VRN 4/24/28 (d)	227,231	172,884
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.644% VRN 4/30/31 (d)	322,876	321,530
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.913% VRN 4/12/31 (d)	136,172	130,554
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 1/30/31 (d)	190,676	190,358
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 10/19/29 (d)	238,804	238,248
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 10/06/32 (d)	258,586	259,879
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%, PIK 0.500%, Cash
6.758% VRN 3/11/30 (d)	228,430	228,330
		31,352,101
TOTAL BANK LOANS (Cost $52,093,752)		48,610,538
Corporate Debt — 52.3%
Angola — 0.1%
Azule Energy Finance PLC
8.125% 1/23/30 (i)	200,000	201,282

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Argentina — 0.5%
Pan American Energy LLC
7.750% 1/15/37 (i)	$40,000	$41,250
Telecom Argentina SA
9.250% 5/28/33 (i)	132,000	140,778
Vista Energy Argentina SAU
8.500% 6/10/33 (i)	142,000	151,400
YPF SA
8.250% 1/17/34 (i)	200,000	209,008
8.500% 6/27/29 (i)	95,000	99,513
9.000% STEP 6/30/29 (i)	18,567	19,295
		661,244
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (d) (f) (i) (j)	100,000	118,131
Brazil — 0.3%
Petrobras Global Finance BV
6.250% 1/10/36	350,000	348,584
Samarco Mineracao SA PIK 5.000%, Cash
9.500% 6/30/31 (i)	91,038	91,517
		440,101
Canada — 1.1%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (i)	200,000	201,044
Bausch Health Cos., Inc.
4.875% 6/01/28 (i)	150,000	138,696
5.000% 1/30/28 (i)	112,000	99,400
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84 (d)	551,000	581,649
Northriver Midstream Finance LP
6.750% 7/15/32 (i)	200,000	202,539
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (i)	195,000	193,214
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (i)	200,000	193,931
WestJet Airlines Ltd.
8.000% 2/14/31 (i)	69,000	69,262
		1,679,735
Chile — 0.2%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (d) (i) (j)	200,000	215,272
Colombia — 0.3%
Ecopetrol SA
8.375% 1/19/36	200,000	216,605

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Parex Resources, Inc.
8.500% 5/11/31 (i)	$200,000	$203,179
		419,784
Denmark — 0.6%
Genmab AS/Genmab Finance LLC
6.250% 12/15/32 (i)	300,000	305,722
TDC Net AS
4.625% 10/22/33 EUR (f) (i)	500,000	579,527
		885,249
Finland — 0.1%
Mehilainen Yhtiot OYJ 3 mo. EURIBOR + 3.375%
5.666% FRN 6/30/32 EUR (d) (f) (i)	100,000	115,052
France — 2.9%
Accor SA 5 yr. EURIBOR ICE Swap + 2.668%
4.875% VRN EUR (d) (f) (i) (j)	200,000	231,877
Altice France SA
5.625% 7/15/32 EUR (f) (i)	296,921	334,031
6.500% 4/15/32 (i)	197,947	191,300
7.250% 11/01/29 EUR (f) (i)	148,460	171,088
Atos Group
5.200% STEP 12/18/30 EUR (f) (i)	243,025	279,375
8.125% 5/21/31 EUR (f) (i)	190,000	214,613
9.360% STEP 12/18/29 EUR (f) (i)	250,000	327,529
Banijay Entertainment SAS
7.000% 5/01/29 EUR (f) (i)	100,000	117,700
Banijay Gaming SAS
5.125% 12/10/31 EUR (f) (i)	110,000	127,748
Electricite de France SA
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (d) (f) (i) (j)	100,000	138,997
5 yr. CMT + 5.411% 9.125% VRN (d) (i) (j)	200,000	232,255
Emeria SASU
3.375% 3/31/28 EUR (f) (i)	150,000	140,975
Eutelsat Communications SACA
5.750% 3/15/31 EUR (f) (i)	100,000	116,858
6.250% 3/15/33 EUR (f) (i)	100,000	117,564
Forvia SE
5.500% 6/15/31 EUR (f) (i)	119,000	139,222
iliad SA
4.250% 1/09/32 EUR (f) (i)	100,000	114,992
La Poste SA 5 yr. EURIBOR ICE Swap + 2.679%
5.000% VRN EUR (d) (f) (i) (j)	100,000	117,585
Opal Bidco SAS
5.500% 3/31/32 EUR (f) (i)	200,000	235,598
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (d) (f) (i) (j)	100,000	119,908
Veolia Environnement SA 5 yr. EURIBOR ICE Swap + 1.837%
4.322% VRN EUR (d) (f) (i) (j)	300,000	339,866
Viridien
10.000% 10/15/30 (i)	324,000	344,160

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Worldline SA
5.250% 11/27/29 EUR (f) (i) (k)	$200,000	$206,508
		4,359,749
Germany — 2.0%
Bayer AG
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (f) (i)	200,000	235,359
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (f) (i)	400,000	505,491
Dynamo Newco II GmbH
6.250% 10/15/31 EUR (f) (i)	100,000	107,868
IHO Verwaltungs GmbH
5.625% 5/15/31 EUR (f) (i)	100,000	118,851
PIK 7.75%, Cash 7.000% 11/15/31 EUR (f) (i)	250,000	305,214
Mahle GmbH
7.125% 7/15/32 EUR (f) (i)	100,000	120,355
Nidda Healthcare Holding GmbH
5.375% 10/23/30 EUR (f) (i)	200,000	229,694
PCF GmbH
4.750% 4/15/29 EUR (f) (i)	150,000	77,523
Progroup AG
5.375% 4/15/31 EUR (f) (i) (k)	300,000	350,145
Schaeffler AG
4.500% 5/12/32 EUR (f) (i)	100,000	114,197
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.150% FRN 7/15/32 EUR (d) (f) (i)	150,000	172,356
Volkswagen International Finance NV 8 yr. EURIBOR ICE Swap + 3.494%
5.994% VRN EUR (d) (f) (i) (j)	400,000	470,090
ZF Europe Finance BV
5.500% 2/17/32 EUR (f) (i)	100,000	113,040
		2,920,183
Greece — 0.5%
Eurobank SA 5 yr. EURIBOR ICE Swap + 3.790%
6.250% VRN EUR (d) (f) (i) (j)	200,000	232,849
National Bank of Greece SA 5 yr. EURIBOR ICE Swap + 3.317%
5.800% VRN EUR (d) (f) (i) (j)	400,000	457,575
		690,424
Guatemala — 0.1%
Energuate Trust 2 0
6.350% 9/15/35 (i)	200,000	199,179
Hong Kong — 0.1%
Seaspan Corp. Pte. Ltd.
5.500% 8/01/29 (i)	200,000	196,224
India — 0.5%
Axis Bank Ltd. 5 yr. CMT + 2.596%
6.875% VRN (d) (i) (j)	280,000	281,163
Vedanta Resources Finance II PLC
7.750% 7/13/37 (i) (l)	300,000	298,314

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.850% 4/24/33 (i)	$200,000	$216,426
		795,903
Indonesia — 0.4%
Bank Negara Indonesia Persero Tbk. PT 5 yr. CMT + 3.260%
7.150% VRN (d) (i) (j)	200,000	199,500
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (i)	400,000	412,669
		612,169
Ireland — 0.8%
eircom Finance DAC
5.000% 4/30/31 EUR (f) (i)	175,000	202,334
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (f) (i)	500,000	583,211
GGAM Finance Ltd.
5.875% 3/15/30 (i)	221,000	221,232
8.000% 2/15/27 (i)	200,000	200,458
		1,207,235
Italy — 1.1%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.651% FRN 2/15/29 EUR (d) (f) (i)	199,000	137,500
Enel SpA 5 yr. EURIBOR ICE Swap + 2.196%
4.500% VRN EUR (d) (f) (i) (j)	200,000	228,599
Engineering - Ingegneria Informatica - SpA
8.625% 2/15/30 EUR (f) (i) (k)	100,000	119,136
11.125% 5/15/28 EUR (f) (i)	200,000	237,563
Fedrigoni SpA
6.125% 6/15/31 EUR (f) (i)	100,000	115,918
Fibercop SpA
5.125% 6/30/32 EUR (f) (i)	160,000	187,827
6.375% 11/15/33 (i)	250,000	250,145
Guala Closures SpA 3 mo. EURIBOR + 4.000%
6.401% FRN 6/29/29 EUR (d) (f) (i) (k)	250,000	287,725
		1,564,413
Jamaica — 0.1%
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (i)	200,000	205,908
Japan — 0.1%
Kioxia Holdings Corp.
6.250% 7/24/30 (i)	200,000	206,314
Luxembourg — 0.6%
Cidron Aida Finco SARL
9.125% 10/27/31 GBP (f) (i)	270,000	346,068
ION Platform Finance SARL
6.875% 9/30/32 EUR (f) (i) (k)	100,000	84,661
Luna 1.5 SARL
10.500% 7/01/32 EUR (f) (i)	133,000	161,557

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Summer BC Holdco B SARL
5.875% 2/15/30 EUR (f) (i)	$100,000	$100,152
Vivion Investments SARL
5.625% 6/08/30 EUR (f) (i)	200,000	220,976
		913,414
Macau — 0.1%
Wynn Macau Ltd.
6.750% 2/15/34 (i)	200,000	198,779
Mexico — 1.0%
Alpek SAB de CV
4.250% 9/18/29 (i)	200,000	187,146
Banco Mercantil del Norte SA 5 yr. CMT + 4.009%
8.450% VRN (d) (i) (j)	400,000	400,569
Grupo Televisa SAB
8.500% 3/11/32	106,000	113,776
Petroleos Mexicanos
6.700% 2/16/32	300,000	302,655
7.690% 1/23/50	327,000	304,996
Saavi Energia SARL
8.875% 2/10/35 (i)	200,000	218,800
		1,527,942
Morocco — 0.1%
OCP SA 5 yr. CMT + 2.746%
6.741% VRN (d) (i) (j)	200,000	198,937
Netherlands — 0.5%
Odido Group Holding BV
5.500% 1/15/30 EUR (f) (i)	250,000	287,324
Q-Park Holding I BV
3.875% 9/01/31 EUR (f) (i)	200,000	226,074
Sunrise FinCo I BV
4.625% 5/15/32 EUR (f) (i)	100,000	114,362
Trivium Packaging Finance BV
6.625% 7/15/30 EUR (f) (i)	140,000	167,740
		795,500
Norway — 0.1%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 2.308%
4.950% VRN 4/29/86 EUR (d) (f) (i)	100,000	114,249
Pakistan — 0.2%
Veon Midco BV
7.450% 6/01/33 (i)	213,000	212,686
Peru — 0.4%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (d) (i)	500,000	511,550

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Portugal — 0.3%
EDP SA
5 yr. EURIBOR ICE Swap + 1.923% 4.375% VRN 12/02/55 EUR (d) (f) (i)	$100,000	$112,943
5 yr. EURIBOR ICE Swap + 2.239% 4.500% VRN 5/27/55 EUR (d) (f) (i)	300,000	344,512
		457,455
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, VRN,
7.750% (a) (c) (d) (g) (i) (j)	500,000	—
Singapore — 0.1%
JAPFA Pte. Ltd.
7.950% 5/12/31 (i)	200,000	199,718
Slovenia — 0.2%
United Group BV
6.375% 5/14/33 EUR (f) (i)	110,000	128,180
6.500% 10/31/31 EUR (f) (i)	150,000	176,862
		305,042
South Africa — 0.4%
Absa Group Ltd. 1 day USD SOFR + 3.602%
7.375% VRN (d) (i) (j)	200,000	202,469
Bidvest Group UK PLC
6.200% 9/17/32 (i)	200,000	201,737
Sasol Financing USA LLC
8.750% 4/10/33 (i)	200,000	207,000
		611,206
Spain — 0.4%
Anarafe SL
14.900% 12/31/26 EUR (f) (i)	86,299	65,585
Grifols SA
7.125% 5/01/30 EUR (f) (i)	130,000	154,485
Telefonica Europe BV
8 yr. EURIBOR ICE Swap + 3.121% 5.752% VRN EUR (d) (f) (i) (j)	200,000	241,685
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (d) (f) (i) (j)	100,000	121,485
		583,240
Sweden — 0.4%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (f)	339,861	391,837
8.000% 9/11/27 EUR (f) (i)	150,000	171,491
		563,328
Switzerland — 0.2%
Consolidated Energy Finance SA
5.625% 10/15/28 (i)	300,000	288,000
Tanzania, United Republic Of — 0.4%
HTA Group Ltd.
7.500% 6/04/29 (i)	567,000	580,667

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Thailand — 0.1%
GC Treasury Center Co. Ltd. 5 yr. CMT + 3.162%
7.125% VRN (d) (i) (j)	$200,000	$197,890
Turkey — 0.9%
Akbank TAS 5 yr. CMT + 4.221%
7.950% VRN (d) (i) (j)	200,000	193,059
Alternatifbank AS 5 yr. CMT + 5.641%
9.250% VRN (d) (i) (j)	200,000	201,068
Turkcell Iletisim Hizmetleri AS
7.650% 1/24/32 (i)	200,000	206,668
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (d) (i)	420,000	428,752
Yapi ve Kredi Bankasi AS 5 yr. CMT + 5.093%
9.375% VRN (d) (i) (j)	300,000	303,019
		1,332,566
United Arab Emirates — 0.1%
Mashreqbank PSC 5 yr. CMT + 2.516%
6.250% VRN (d) (i) (j)	200,000	199,054
United Kingdom — 4.9%
BCP V Modular Services Finance PLC
6.750% 11/30/29 EUR (f) (i)	150,000	110,195
Boots Group Finco LP
7.375% 8/31/32 GBP (f) (i)	200,000	273,924
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (i)	300,000	294,069
British Telecommunications Ltd. 5 yr. U.K. Government Bond + 2.282%
6.375% VRN 12/03/55 GBP (d) (f) (i)	180,000	241,339
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (f) (i)	120,000	139,344
6.375% 2/15/32 (i)	500,000	501,235
CD&R Firefly Bidco PLC
8.625% 4/30/29 GBP (a) (c) (f) (i) (l)	160,000	217,538
Centrica PLC 5 yr. U.K. Government Bond + 2.512%
6.500% VRN 5/21/55 GBP (d) (f) (i)	200,000	271,574
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (i)	200,000	210,449
CPUK Finance Ltd.
4.500% 8/28/27 GBP (f) (i)	100,000	130,426
Entain PLC
4.875% 11/30/31 EUR (f) (i)	250,000	289,020
Flutter Treasury DAC
5.875% 6/04/31 (i)	200,000	199,314
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (f) (i)	250,000	329,104
Heathrow Finance PLC
6.625% 3/01/31 GBP (f) (i)	350,000	464,985
House of Fraser Funding
1.000% 9/15/20 GBP (c) (f) (g) (i) (m)	150,000	99
INEOS Quattro Finance 2 PLC
6.750% 4/15/30 EUR (f) (i) (k)	250,000	239,854

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ocado Group PLC
Convertible, 6.250% 8/06/29 GBP (f) (i)	$200,000	$250,992
10.500% 8/08/29 GBP (f) (i)	270,000	370,087
Pinewood Finco PLC
6.000% 3/27/30 GBP (f) (i)	300,000	397,987
Sherwood Financing PLC
7.625% 12/15/29 EUR (f) (i) (k)	200,000	232,490
TFP Realisations PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (f) (g) (h) (i) (m)	1,050,000	4,499
Travelex Issuerco 2 PLC, (Acquired 5/07/24-5/05/26, Cost $783,855), PIK 3.000%, Cash
3.010% 3/31/29 GBP (a) (c) (f) (h) (i)	623,734	827,352
TVL Finance PLC
10.250% 4/28/28 GBP (f) (i)	200,000	253,558
Virgin Media Finance PLC
5.000% 7/15/30 (i)	300,000	228,113
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (f) (i)	200,000	217,645
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (f) (i)	100,000	110,088
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (f) (i)	150,000	183,620
Zegona Finance PLC
4.250% 1/15/32 EUR (f) (i) (l)	190,000	217,925
		7,206,825
United States — 28.5%
1261229 BC Ltd.
10.000% 4/15/32 (i)	800,000	810,269
Acadia Healthcare Co., Inc.
5.500% 7/01/28 (i)	200,000	199,079
Adapthealth LLC
5.125% 3/01/30 (i)	350,000	339,584
ADI Escrow Issuer LLC
7.125% 7/15/34 (i)	105,000	106,921
ADT Security Corp.
4.875% 7/15/32 (i)	350,000	330,762
Advanced Drainage Systems, Inc.
5.375% 3/01/34 (i)	200,000	195,406
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.625% 3/31/32 (i)	643,000	621,657
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (i)	150,000	151,198
7.000% 1/15/31 (i)	157,000	159,552
Alpha Generation LLC
6.750% 10/15/32 (i)	190,000	193,497
Alta Equipment Group, Inc.
9.000% 6/01/29 (i)	170,000	163,099
Amentum Holdings, Inc.
7.250% 8/01/32 (i)	150,000	154,496
Amneal Pharmaceuticals LLC
6.875% 8/01/32 (i)	150,000	155,701
AmWINS Group, Inc.
6.375% 2/15/29 (i)	183,000	183,895
APi Group DE, Inc.
5.750% 6/01/34 (i)	122,000	120,614

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
APLD ComputeCo 2 LLC
6.750% 3/15/31 (i)	$150,000	$150,539
APLD ComputeCo 3 LLC
7.000% 6/15/31 (i)	146,000	145,701
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (i)	150,000	148,667
5.308% 10/20/31 (i)	150,000	148,378
Asurion LLC/Asurion Co-Issuer, Inc.
8.375% 2/01/34 (i)	209,000	193,467
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (i)	350,000	330,980
Beach Acquisition Bidco LLC PIK 10.750%, Cash
10.000% 7/15/33 (i)	200,000	227,109
Blackstone Secured Lending Fund
5.300% 6/30/30	150,000	145,870
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
6.500% 6/15/33 EUR (f) (i)	170,000	195,673
CACI International, Inc.
6.375% 6/15/33 (i)	211,000	214,000
Caesars Entertainment, Inc.
6.000% 10/15/32 (i) (k)	200,000	181,232
Carvana Co.
9.000% 6/01/31 (i)	321,000	354,257
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (i)	200,000	197,494
Centene Corp.
4.250% 12/15/27	150,000	149,212
4.625% 12/15/29	300,000	291,014
CHS/Community Health Systems, Inc.
10.875% 1/15/32 (i)	173,000	186,311
Clarios Global LP/Clarios US Finance Co.
6.750% 2/15/30 (i)	217,000	223,603
Clear Channel Outdoor Holdings, Inc.
7.125% 2/15/31 (i)	162,000	167,750
Cloud Software Group, Inc.
6.500% 3/31/29 (i)	200,000	194,056
9.000% 9/30/29 (i)	150,000	145,595
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (i)	250,000	249,687
6.750% 4/15/32 (i)	200,000	194,121
8.750% 4/15/30 (i)	225,000	221,942
CMG Media Corp.
8.875% 6/18/29 (i)	100,000	73,191
Coinbase Global, Inc.
3.375% 10/01/28 (i)	200,000	189,872
CompoSecure Holdings LLC
5.625% 2/01/33 (i)	119,000	116,163
Core & Main LP
6.000% 7/01/34 (i) (l)	149,000	149,701
CoreLogic, Inc.
4.500% 5/01/28 (i)	200,000	195,363
CSC Holdings LLC
4.625% 12/01/30 (i)	300,000	69,750

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVR Energy, Inc.
5.750% 2/15/28 (i)	$69,000	$68,843
7.500% 2/15/31 (i)	136,000	135,353
DBR Land Holdings LLC
6.250% 12/01/30 (i)	145,000	147,265
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250% 6/01/32 (i)	412,000	418,611
DISH Network Corp.
11.750% 11/15/27 (i)	250,000	256,888
EchoStar Corp.
PIK 6.750%, Cash 6.750% 11/30/30	155,568	158,151
10.750% 11/30/29	250,000	270,155
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (d)	188,000	193,187
ELK Grove Village Property LLC
7.500% 6/15/31 (i)	135,000	135,912
Embecta Corp.
5.000% 2/15/30 (i) (k)	250,000	194,619
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.750% 7/15/31 (i)	200,000	207,010
Encore Capital Group, Inc.
6.625% 4/15/31 (i)	200,000	202,300
6.625% 6/01/32 (i)	350,000	350,487
Energizer Holdings, Inc.
4.375% 3/31/29 (i)	400,000	387,235
6.000% 9/15/33 (i) (k)	150,000	144,323
Enpro, Inc.
6.125% 6/01/33 (i)	200,000	202,620
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (c) (g)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (i)	186,000	187,157
FS KKR Capital Corp.
7.500% 8/01/31	333,000	331,685
Full House Resorts, Inc.
8.250% 2/15/28 (i) (k)	450,000	439,875
Genesee & Wyoming, Inc.
6.250% 4/15/32 (i)	350,000	355,016
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	350,000	364,058
GFL Environmental, Inc.
6.750% 1/15/31 (i)	200,000	205,756
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (i)	200,000	199,865
Global Net Lease, Inc.
4.500% 9/30/28 (i)	200,000	194,903
Global Partners LP/GLP Finance Corp.
7.125% 7/01/33 (i)	35,000	35,415
8.250% 1/15/32 (i)	142,000	148,722
Goat Holdco LLC
6.750%2/01/32 (i)	318,000	325,909
Graham Holdings Co.
5.625% 12/01/33 (i)	127,000	125,931
Harvest Midstream I LP
6.750% 5/15/34 (i)	129,000	130,839

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Herbalife Ltd., Convertible,
4.250% 6/15/28	$203,000	$232,861
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% 2/01/29 (i)	200,000	199,223
Hilton Domestic Operating Co., Inc.
5.750% 9/15/33 (i)	185,000	185,693
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (i)	150,000	140,432
7.750% 5/01/33 (i)	191,000	193,587
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	250,000	247,088
iHeartCommunications, Inc.
9.125% 5/01/29 (i)	177,119	171,859
Iron Mountain, Inc.
5.000% 7/15/28 (i)	300,000	298,843
ITT Holdings LLC
6.500% 8/01/29 (i)	550,000	543,554
J&F Luxembourg Finance SARL
8.000% 4/23/33 (i)	200,000	191,438
Jacobs Entertainment, Inc.
6.750% 2/15/29 (i)	300,000	294,000
JB Poindexter & Co., Inc.
8.750% 12/15/31 (i)	103,000	105,897
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750% 12/01/31	150,000	139,993
Jefferson Capital Holdings LLC
8.250% 5/15/30 (i)	226,000	237,623
9.500% 2/15/29 (i)	150,000	156,843
JH North America Holdings, Inc.
5.875% 1/31/31 (i)	35,000	35,165
6.125% 7/31/32 (i)	36,000	36,298
K Hovnanian Enterprises, Inc.
8.000% 4/01/31 (i)	50,000	51,583
8.375% 10/01/33 (i)	50,000	51,374
Kodiak Gas Services LLC
5.875% 4/01/31 (i)	150,000	150,385
Level 3 Financing, Inc.
7.000% 3/31/34 (i)	197,000	203,134
LifePoint Health, Inc., (Acquired 1/15/25-6/24/25, Cost $346,886),
10.000% 6/01/32 (h) (i)	350,000	349,409
Mauser Packaging Solutions Holding Co.
7.875% 4/15/30 (i)	200,000	204,464
9.250% 4/15/30 (i)	450,000	442,711
McAfee Corp.
7.375% 2/15/30 (i)	100,000	84,974
McGraw-Hill Education, Inc.
7.375% 9/01/31 (i)	215,000	218,506
Meridian Arc Holdco LLC
6.250% 4/30/31 (i)	140,000	140,314
Molina Healthcare, Inc.
6.250% 1/15/33 (i)	200,000	200,335
6.500% 2/15/31 (i)	297,000	302,137
NCL Corp. Ltd.
Convertible, 0.875% 4/15/30 (k)	350,000	389,812
6.750% 2/01/32 (i)	206,000	205,537

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neptune Bidco US, Inc.
9.290% 4/15/29 (i)	$300,000	$305,947
9.500% 2/15/33 (i)	187,000	189,068
NESCO Holdings II, Inc.
5.500% 4/15/29 (i)	500,000	497,415
Newell Brands, Inc.
6.375% 5/15/30 (k)	190,000	192,583
6.625% 9/15/29	150,000	152,505
6.625% 5/15/32 (k)	150,000	151,898
7.500% STEP 4/01/46	100,000	93,291
8.500% 6/01/28 (i)	74,000	77,313
Nexstar Media, Inc.
4.750% 11/01/28 (i)	87,000	85,227
6.500% 9/15/33 (i)	122,000	121,966
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (i)	133,000	137,665
8.375% 2/15/32 (i)	347,000	361,233
NRG Energy, Inc.
5.875% 5/15/34 (i)	150,000	149,211
6.000% 1/15/36 (i)	250,000	249,219
6.250% 11/01/34 (i)	150,000	151,878
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (i)	68,000	71,136
8.750% 7/01/34 (i)	108,000	114,623
Olympus Water US Holding Corp.
4.250% 10/01/28 (i)	210,000	203,689
6.750% 8/01/32 (i)	300,000	293,124
OneMain Finance Corp.
3.875% 9/15/28	400,000	387,397
Oracle Corp.
3.850% 7/15/36	150,000	124,519
Osaic Holdings, Inc.
6.750% 8/01/32 (i)	150,000	150,256
8.000% 8/01/33 (i)	114,000	114,421
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% 4/17/32 (i)	239,000	213,905
Parsons Corp.
2.625% 3/01/29	447,000	439,759
Penn Entertainment, Inc.
6.750% 4/01/31 (i)	123,000	123,640
Performance Food Group, Inc.
5.625% 3/01/34 (i)	100,000	98,150
6.125% 9/15/32 (i)	202,000	204,471
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	200,000	192,317
6.125% 9/30/32	250,000	238,777
PG&E Corp.
5.000% 7/01/28	150,000	149,173
5.250% 7/01/30	150,000	147,711
Phinia, Inc.
6.625% 10/15/32 (i)	297,000	303,376
Pioneer Opco LLC
7.000% 5/15/33 (i)	163,000	165,870
Post Holdings, Inc.
4.500% 9/15/31 (i)	150,000	140,717

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PR RNO Property Owner 1 LLC
6.500% 5/01/31 (i)	$303,000	$302,563
PRA Group, Inc.
8.375% 2/01/28 (i)	290,000	294,085
PROG Holdings, Inc.
6.000% 11/15/29 (i)	250,000	243,040
QXO Building Products, Inc.
6.750% 4/30/32 (i)	379,000	391,347
Radiology Partners, Inc.
8.500% 7/15/32 (i)	277,000	289,077
PIK 9.781%, Cash 9.781% 2/15/30 (i)	461,601	458,139
Raven Acquisition Holdings LLC
6.875% 11/15/31 (i)	205,000	200,371
Resideo Funding, Inc.
6.500% 7/15/32 (i)	200,000	201,000
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 6/15/33 (i)	101,000	103,621
Rivers Enterprise Borrower LLC
6.250% 10/15/30 (i)	134,000	135,674
Rocket Cos., Inc.
6.125% 8/01/30 (i)	115,000	116,975
6.375% 8/01/33 (i)	115,000	116,951
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	200,700
10.750% 11/15/29 (i)	24,000	23,060
10.750% 3/15/30 (i)	30,000	28,620
11.125% 7/15/30 (i)	500,000	479,620
Service Properties Trust
8.875% 6/15/32	250,000	257,390
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% 1/15/32 (i)	200,000	205,935
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (i)	300,000	303,938
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (i)	200,000	200,411
Solaris Energy Infrastructure LLC
6.375% 5/15/31 (i)	152,000	153,696
Solstice Advanced Materials, Inc.
5.625% 9/30/33 (i)	150,000	149,067
Staples, Inc.
10.750% 9/01/29 (i)	150,000	143,092
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (i)	102,000	106,640
Stonepeak Nile Parent LLC
7.250% 3/15/32 (i)	150,000	155,330
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (i)	298,000	282,501
Sunoco LP
5.625% 3/15/31 (i)	135,000	134,015
5.875% 3/15/34 (i)	53,000	52,273
6.625% 8/15/32 (i)	206,000	209,516
Surgery Center Holdings, Inc.
7.250% 4/15/32 (i)	200,000	202,468

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Talen Energy Supply LLC
6.375% 5/01/33 (i)	$421,000	$420,469
Taylor Morrison Communities, Inc.
5.750% 11/15/32 (i)	51,000	52,487
Team Health Holdings, Inc.
8.375% 6/30/28 (i)	141,000	141,379
PIK 4.500%, Cash 13.500% 6/30/28 (i)	318,356	325,535
Tenet Healthcare Corp.
5.125% 11/01/27	200,000	199,998
5.500% 11/15/32 (i)	220,000	218,758
6.125% 6/15/30	150,000	151,099
TransDigm, Inc.
6.750% 8/15/28 (i)	350,000	353,486
Trident TPI Holdings, Inc.
12.750% 12/31/28 (i)	347,000	347,446
UGI International LLC
2.500% 12/01/29 EUR (f) (i)	100,000	107,788
UKG, Inc.
6.875% 2/01/31 (i)	259,000	251,613
United Airlines Holdings, Inc.
5.375% 3/01/31	190,000	188,635
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (i)	300,000	297,632
8.625% 6/15/32 (i)	300,000	312,965
Upbound Group, Inc.
6.375% 2/15/29 (i)	134,000	132,824
US Foods, Inc.
5.750% 4/15/33 (i)	300,000	300,409
Venture Global Calcasieu Pass LLC
6.250% 1/15/30 (i)	350,000	358,464
Venture Global LNG, Inc.
7.000% 1/15/30 (i)	400,000	407,966
9.875% 2/01/32 (i)	200,000	213,511
Venture Global Plaquemines LNG LLC
6.125% 12/15/30(i)	200,000	204,632
6.500% 1/15/34 (i)	98,000	102,114
Voyager Parent LLC
9.250% 7/01/32 (i)	142,000	150,173
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (i)	317,000	325,493
WBI Operating LLC
6.250% 10/15/30 (i)	225,000	226,251
6.500% 10/15/33(i)	175,000	176,097
Weatherford International Ltd.
6.750% 10/15/33 (i)	168,000	171,410
WESCO Distribution, Inc.
5.250% 4/15/31 (i)	51,000	50,477
5.500% 4/15/34 (i)	77,000	76,171
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (i)	250,000	263,639
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (i)	203,000	200,353
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (i) (k)	122,000	130,113
8.625% 3/15/33 (i)	129,000	138,335

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Yondr JK 1 LLC
6.875% 6/30/31 (i)	$76,000	$76,191
Zayo Group Holdings, Inc. PIK 0.500%, Cash
9.250% 3/09/30 (i)	319	319
		42,268,387
Uzbekistan — 0.3%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (i)	200,000	214,701
5 yr. CMT + 5.792% 9.450% VRN (d) (i) (j)	200,000	208,299
		423,000
Zambia — 0.2%
First Quantum Minerals Ltd.
7.250% 2/15/34 (i)	281,000	288,075
TOTAL CORPORATE DEBT (Cost $79,391,610)		77,671,061
Non-U.S. Government Agency Obligations — 7.7%
Cayman Islands — 3.3%
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700%
8.375% FRN 4/20/38 (d) (i)	750,000	737,464
Elmwood CLO 39 Ltd., Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400%
8.080% FRN 4/17/38 (d) (i)	750,000	735,863
Magnetite VII Ltd., Series 2012-7A, Class SUB,
5.000% VRN 1/15/28 (d) (i) (n)	2,000,000	94,876
Octagon 74 Ltd., Series 2025-2A, Class E, 3 mo. USD Term SOFR + 5.100%
8.764% FRN 4/22/38 (d) (i)	1,000,000	988,228
RR 20 Ltd., Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500%
8.173% FRN 7/15/37 (d) (i)	1,500,000	1,451,555
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500%
8.167% FRN 4/24/38 (d) (i)	1,000,000	966,542
		4,974,528
Ireland — 3.2%
ARES European CLO XVIII DAC, Series 18A, Class ER, 3 mo. EURIBOR + 5.650%
7.854% FRN 10/15/38 EUR (d) (f) (i)	1,000,000	1,144,050
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
8.460% FRN 7/17/34 EUR (d) (f) (i)	800,000	883,911
Palmer Square European CLO DAC, Series 2026-1A, Class E, 3 mo. EURIBOR + 4.600%
6.769% FRN 4/15/39 EUR (d) (f) (i)	525,000	597,097

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Penta CLO 11 DAC, Series 2022-11A, Class ERR, 3 mo. EURIBOR + 4.650%
6.790% FRN 1/15/39 EUR (d) (f) (i)	$825,000	$926,767
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
8.364% FRN 7/21/34 EUR (d) (f) (i)	1,000,000	1,149,336
		4,701,161
United Kingdom — 0.5%
Canyon Capital CLO Ltd., Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750%
8.423% FRN 4/15/38 (d) (i)	825,000	770,941
United States — 0.7%
Bain Capital Credit CLO Ltd., Series 2026-3A, Class E, 3 mo. USD Term SOFR + 5.450%
9.086% FRN 7/24/39 (d) (i)	1,000,000	1,000,000
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,561,704)		11,446,630
Sovereign Debt Obligations — 0.4%
Uzbekistan — 0.4%
National Bank of Uzbekistan
8.500% 7/05/29 (i)	500,000	532,274
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $513,454)		532,274
TOTAL BONDS & NOTES (Cost $145,560,520)		138,260,503
	Number of Shares
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	83,667	—
TOTAL RIGHTS (Cost $0)		—
Exchange-Traded Funds — 2.1%
Ireland — 0.5%
iShares EUR High Yield Corp. Bond UCITS ETF EUR (f)	6,800	708,906
United States — 1.6%
iShares Broad USD High Yield Corporate Bond ETF	66,891	2,476,305
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,213,294)		3,185,211

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $149,492,977)		$142,330,226
Short-Term Investments — 9.2%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (o)	2,451,111	2,451,111
	Principal Amount
Repurchase Agreement — 7.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (p)	$11,085,667	11,085,667
TOTAL SHORT-TERM INVESTMENTS (Cost $13,536,778)		13,536,778
TOTAL INVESTMENTS — 105.0% (Cost $163,029,755) (q)		155,867,004
Other Assets/(Liabilities) — (5.0)%		(7,367,571)
NET ASSETS — 100.0%		$148,499,433

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Investment is valued using significant unobservable inputs.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $1,640,860 or 1.10% of net assets.
(d)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2026, where the rate may not be determined until the time of settlement.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $4,598 or 0.00% of net assets.

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(h)	Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $1,967,394 or 1.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(i)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $81,209,025 or 54.69% of net assets.
(j)	Security is perpetual and has no stated maturity date.
(k)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $2,812,898 or 1.89% of net assets. The Fund received $428,637 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(l)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(m)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of June 30, 2026.
(n)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.
(o)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(p)	Maturity value of $11,086,283. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28 , and an aggregate market value, including accrued interest, of $11,307,568.
(q)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/20/26	USD	148,441	NOK	1,454,086	$1,578
Goldman Sachs International	7/20/26	USD	58,364	EUR	51,038	5
Goldman Sachs International	7/20/26	USD	95,355	CAD	133,156	1,395
Goldman Sachs International	7/20/26	USD	218,950	GBP	165,188	(161)
Morgan Stanley & Co. LLC	7/20/26	EUR	386,400	USD	441,349	473
Morgan Stanley & Co. LLC	7/20/26	USD	34,460,712	EUR	29,647,153	561,182
Morgan Stanley & Co. LLC	7/20/26	USD	5,275,413	GBP	3,927,527	65,817
Morgan Stanley & Co. LLC	7/20/26	USD	136,381	NOK	1,297,520	5,331
						$635,620

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	9/08/26	12	$1,578,182	$3,816
Euro-BUND	9/08/26	6	868,136	4,856
U.S. Treasury Note 2 Year	9/30/26	15	3,092,390	(398)
				$8,274

MML Barings Unconstrained Income Fund — Portfolio of Investments (Continued)

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund) (“Limited Term Municipal Fund”)

MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund) (“Municipal Fund”)

MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund) (“Municipal Credit Opportunities Fund”)

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund) (“Global Floating Rate Fund”)

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund) (“Unconstrained Income Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.

Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the

Notes to Portfolio of Investments (Unaudited) (Continued)

interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund characterized all investments at Level 2, as of June 30, 2026. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2026, for the remaining Funds’ investments:

Global Floating Rate Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$72,292	$733,980	$871,206	$1,677,478
Preferred Stock	—	8,908	—	8,908
Bank Loans	—	88,416,567	606,461	89,023,028
Corporate Debt	—	8,415,148	311,925	8,727,073
Short-Term Investments	—	9,923,739	—	9,923,739
Unfunded Bank Loan Commitments**	—	208	—	208
Total Investments	$72,292	$107,498,550	$1,789,592	$109,360,434
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(2,391)	$—	$(2,391)
Asset Derivatives
Forward Contracts	$—	$443,840	$—	$443,840
Liability Derivatives
Forward Contracts	$—	$(16,312)	$—	$(16,312)

Notes to Portfolio of Investments (Unaudited) (Continued)

Unconstrained Income Fund
Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
France	$—	$—	$	—+	$—
Germany	—	—		—+	—
Luxembourg	37,058	—		—	37,058
Norway	—	276,435		—	276,435
Spain	—	—		—+	—
United Kingdom	—	—		415,398	415,398
United States	6,165	115,427		—+	121,592
Preferred Stock
United States	—	34,029		—	34,029
Bank Loans	—	48,508,525		102,013	48,610,538
Corporate Debt	—	76,626,171		1,044,890	77,671,061
Non-U.S. Government Agency Obligations	—	11,446,630		—	11,446,630
Sovereign Debt Obligations	—	532,274		—	532,274
Rights	—	—		—+	—
Exchange-Traded Funds	2,476,305	708,906		—	3,185,211
Short-Term Investments	2,451,111	11,085,667		—	13,536,778
Unfunded Bank Loan Commitments**	—	98		—	98
Total Investments	$4,970,639	$149,334,162		$1,562,301	$155,867,102
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(3,174)		$—	$(3,174)
Asset Derivatives
Forward Contracts	$—	$635,781		$—	$635,781
Futures Contracts	8,672	—		—	8,672
Total	$8,672	$635,781		$—	$644,453
Liability Derivatives
Forward Contracts	$—	$(161)		$—	$(161)
Futures Contracts	(398)	—		—	(398)
Total	$(398)	$(161)		$—	$(559)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2026.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Unconstrained Income Fund invests a significant amount of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.

Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At June 30, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Limited Term Municipal Fund	$63,728,296	$239,904	$(249,035)	$(9,131)
Municipal Fund	64,561,715	496,222	(561,417)	(65,195)
Municipal Credit Opportunities Fund	58,216,449	470,508	(542,629)	(72,121)
Global Floating Rate Fund	117,821,475	1,139,082	(9,600,331)	(8,461,249)
Unconstrained Income Fund	163,029,755	2,332,074	(9,494,825)	(7,162,751)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Legal Proceedings

On February 23, 2023, the MML Barings Unconstrained Income Fund and MML Barings Global Floating Rate Fund (the “Funds”) were named as third-party defendants in an adversary proceeding (the “Adversary Proceeding”) in the U.S. Bankruptcy Court for the Southern District of Texas, in connection with Serta Simmons Bedding, LLC’s (“Serta”) Chapter 11 bankruptcy proceeding (In re Serta Simmons Bedding). The adversary proceeding was brought by certain funds (“Excluded Lenders”) who did not participate in certain restructuring transactions entered into in 2020 (the “2020 Transaction”) against the funds (including the Funds) which did participate in the 2020 Transaction (the “Participating Lenders”).

After a trial on June 6, 2023, the Bankruptcy Court entered a final judgment in favor of the Participating Lenders in regards to the third-party claims in the Adversary Proceeding. The Excluded Lenders appealed to the Fifth Circuit and on December 31, 2024, a panel of the Fifth Circuit held that the 2020 Transaction was not a permissible open market purchase within the meaning of the Credit Agreement. The Fifth Circuit therefore reversed the Bankruptcy Court’s ruling and vacated the Bankruptcy Court’s denial of the Excluded Lenders’ breach of contract claims. The Fifth Circuit remanded the Adversary Proceeding back to the Bankruptcy Court for reconsideration of the Excluded Lenders’ breach of contract claims. The Bankruptcy Court held a trial in March 2026 on the renamed counterclaims and issued a judgment on July 7, 2026, in favor of the Excluded Lenders finding that the 2020 debt exchange constituted a “payment” and therefore violated the pro rata sharing provisions of the Credit Agreement. The court awarded damages based on the pro rata amount that should have been shared with the Excluded Lenders in the 2020 Transaction as well as statutory interest from the date of the 2020 Transaction. The MML Barings Unconstrained Income Fund and MML Barings Global Floating Rate Fund were required to pay $324,656.74 and $452,592.89, respectively, in damages, including the pre-judgment statutory interest.